John Hancock Mid Cap Equity Fund, August 4, 2003
                 John Hancock Growth Trends Fund, March 1, 2003

                      Supplement to the Class I Prospectus



In the "Transaction Policies" section, under the heading "Exchanges", the second paragraph has been deleted and replaced with the following:


     The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.




October 1, 2003

         Supplement to the Current Statement of Additional Information




------------------------------------------------------------------------------------------------
John Hancock California Tax-Free Income Fund         John Hancock Classic Value Fund
------------------------------------------------------------------------------------------------
John Hancock Core Equity Fund                        John Hancock Large Cap Select Fund
------------------------------------------------------------------------------------------------
John Hancock U.S. Global Leaders                     John Hancock Growth Trends Fund
 Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Large Cap Spectrum Fund                 John Hancock Balanced Fund
------------------------------------------------------------------------------------------------
John Hancock Health Sciences Fund                    John Hancock Large Cap Equity Fund
------------------------------------------------------------------------------------------------
John Hancock Sovereign Investors Fund                John Hancock Tax-Free Bond Fund
------------------------------------------------------------------------------------------------
John Hancock Financial Industries Fund               John Hancock Regional Bank Fund
------------------------------------------------------------------------------------------------
John Hancock Small Cap Equity Fund                   John Hancock International Fund
------------------------------------------------------------------------------------------------
John Hancock Large Cap Growth Fund                   John Hancock Focused Equity Fund
------------------------------------------------------------------------------------------------
John Hancock Money Market Fund                       John Hancock Multi Cap Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Real Estate Fund                        John Hancock Small Cap Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Biotechnology Fund                      John Hancock Technology Fund
------------------------------------------------------------------------------------------------
John Hancock Massachusetts                           John Hancock New York
  Tax-Free Income Fund                                 Tax-Free Income Fund
------------------------------------------------------------------------------------------------
John Hancock High Yield Municipal Bond Fund
------------------------------------------------------------------------------------------------



"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


o An investor who buys through a Merrill Lynch, Edward Jones, UBS Financial Securities LLC, Raymond James Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.



10/1/03

         Supplement to the Current Statement of Additional Information


                       John Hancock Fundamental Value Fund
                           John Hancock 500 Index Fund
                       John Hancock Strategic Growth Fund
                        John Hancock Mid Cap Equity Fund





"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


o An investor who buys through a Merrill Lynch, Edward Jones, UBS Financial Securities LLC, Raymond James Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.






10/1/03

             Supplement to the John Hancock Sector Funds Prospectus
                               dated March 1, 2003




On page 22 in the "Transaction Policies" section, under "Exchanges" the second paragraph has been deleted and replaced with the following:


Exchanges

     The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.



October 1, 2003

                     John Hancock Financial Industries Fund
                          John Hancock Technology Fund

            Supplement to the Class I Prospectus dated March 1, 2003




On page 12 in the "Transaction Policies" section, under "Exchanges" the second paragraph has been deleted and replaced with the following:


Exchanges

     The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.




October 1, 2003

                John Hancock Strategic Growth Fund, March 1, 2003
               John Hancock Fundamental Value Fund, March 1, 2003
                   John Hancock 500 Index Fund, March 1, 2003
                John Hancock Mid Cap Equity Fund, August 4, 2003

                          Supplement to the Prospectus




In the "Transaction Policies" section, under the heading "Exchanges", the second paragraph has been deleted and replaced with the following:


Exchanges

     The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.




October 1, 2003

                          John Hancock 500 Index Fund

            Supplement to the Class R Prospectus dated March 1, 2003





On page 10 in the "Transaction Policies" section, under "Exchanges" the second paragraph has been deleted and replaced with the following:


Exchanges

     The fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, the fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, the fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.




October 1, 2003

             Supplement to the John Hancock Equity Funds Prospectus
                 dated March 1, 2003 as revised October 1, 2003



For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:


John Hancock Large Cap Equity Fund - Page 17
--------------------------------------------

Robert J. Uek, CFA
   Joined fund team in 2002
Robert C. Junkin, CPA
   Joined fund team in 2003



John Hancock Large Cap Growth Fund - Page 19
--------------------------------------------

Robert J. Uek, CFA
   Joined fund team in 2000
Robert C. Junkin, CPA
   Joined fund team in 2003




In addition, on page 41, the management biography for Paul J. Berlinguet has been deleted.





October 1, 2003

                  Supplement to the John Hancock Sector Funds
                     Class I Prospectus dated March 1, 2003


On page 5, the "Portfolio Managers" section for the John Hancock Financial Industries Fund has been deleted and replaced with the following:

James K. Schmidt, CFA
  Managed fund since it began in 1996
Lisa A. Welch
  Joined fund team in 1998
James J. McKelvey
  Joined fund team in 1998



On page 14, the Management Biography for Thomas C. Goggins has been deleted.


October 1, 2003

             Supplement to the John Hancock Sector Funds Prospectus
                               dated March 1, 2003


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Financial Industries Fund, page 7
----------------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1996
Lisa A. Welch
  Joined fund team in 1998
James J. McKelvey
  Joined fund team in 1998


John Hancock Real Estate Fund, page 11
--------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1998
James J. McKelvey
  Managed fund since it began in 1998
Lisa A. Welch
  Joined fund team in 1998


John Hancock Regional Bank Fund, page 13
----------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1985
Lisa A. Welch
  Joined fund team in 1998
James J. McKelvey
  Joined fund team in 1998




On page 25, the Management Biography for Thomas C. Goggins has been deleted.



October 1, 2003

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

                                        JOHN HANCOCK
--------------------------------------------------------------------------------


Prospectus 3.1.03                       Equity funds
as revised 10.1.03
                                        INSTITUTIONAL CLASS I


                                        Balanced Fund

                                        Classic Value Fund

                                        Core Equity Fund

                                        International Fund



                                        Mid Cap Growth Fund

                                        Small Cap Equity Fund

                                        Small Cap Growth Fund

                                        U.S. Global Leaders Growth Fund

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary of     Balanced Fund                                    4
goals, strategies, risks,
performance and expenses.     Classic Value Fund                               6

                              Core Equity Fund                                 8

                              International Fund                              10




                              Mid Cap Growth Fund                             12

                              Small Cap Equity Fund                           14

                              Small Cap Growth Fund                           16

                              U.S. Global Leaders Growth Fund                 18

Policies and instructions     Your account
for opening, maintaining
and closing an account.       Who can buy shares                              20
                              Opening an account                              20
                              Buying shares                                   21
                              Selling shares                                  22
                              Transaction policies                            24
                              Dividends and account policies                  24

Further information on        Fund details
the funds.
                              Business structure                              25
                              Management biographies                          26
                              Financial highlights                            27

                              For more information                    back cover

Overview
--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks
The major risk factors associated with the fund.

[Clip Art] Past performance
The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses
The overall costs borne by an investor in the fund, including annual expenses.

JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of June 30, 2003, managed approximately $27 billion in assets.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.


With regard to the fund's equity securities, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer's dividend paying prospects and overall financial strength.


The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 8.91%
Best quarter: Q4 '98, 11.40%
Worst quarter: Q2 '02, -12.88%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998     1999    2000    2001     2002
11.38%  -3.51%  24.22%  12.13%  20.79%  14.01%    3.89%  -1.83%  -5.23%  -18.19%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-----------------------------------------------------------------------------------------
                                                            1 year      5 year    10 year
Class A before tax                                          -22.26%     -3.05%      4.47%
Class A after tax on distributions                          -22.95%     -4.37%      2.64%
Class A after tax on distributions, with sale               -13.64%     -2.72%      2.99%
Class I before tax (began 3-1-02)                               --         --         --
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                 -22.10%     -0.59%      9.34%
Lehman Brothers Government/Credit Bond Index                 11.04%      7.62%      7.61%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o   Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.60%
Other expenses                                                             0.55%
Total fund operating expenses                                              1.15%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $117       $365       $633      $1,398

================================================================================


PORTFOLIO MANAGER

Roger C. Hamilton
Joined fund team in 2003


See page 26 for the management biographies.

FUND CODES

Class I         Ticker                 SVBIX
                CUSIP                  47803P807
                Newspaper              --
                SEC number             811-0560
                JH fund number         432

Classic Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a universe of the 500 largest publicly traded U.S. companies. (As of July 31, 2003, this included companies with market values above approximately $3 billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


o   cheap on the basis of current price to estimated normal level of earnings
o   current earnings below normal levels
o   a sound plan to restore earnings to normal
o   a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. Since Class I shares have existed for less than a full calendar year, no annual returns have been provided for Class I shares. Total expenses for Class I shares should be lower than those of the predecessor fund's sole class of shares, since the fund has a lower management fee than the predecessor fund and Class I shares are not subject to sales charges or a 12b-1 fee. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the 1,000 largest publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 13.74%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                          1997      1998      1999    2000       2001       2002
                        24.57%    -5.67%     0.29%  35.88%     13.07%     -6.37%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                                                   Life of
                                                             1 year     5 year     Class A
Class A before tax (began 6-24-96)                          -11.06%      5.27%       9.26%
Class A after tax on distributions                          -11.71%      4.63%       8.25%
Class A after tax on distributions, with sale                -6.40%      4.10%       7.27%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                 -22.10%     -0.59%       5.87%
Russell 1000 Value Index                                    -15.52%      1.16%       7.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.85%
Other expenses                                                             4.64%
Total fund operating expenses                                              5.49%
Expense reimbursement (at least until 11-8-04)                             4.72%
Net annual operating expenses                                              0.77%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                    $79       $912     $2,075      $4,934

================================================================================
SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

Class I         Ticker                 JCVIX
                CUSIP                  409902756
                Newspaper              --
                SEC number             811-1677
                JH fund number         438

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models uses this in-house research to rank the stocks according to their combination of:

o   value, meaning they appear to be underpriced
o   improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 7.65%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '02, -16.89%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

---------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
---------------------------------------------------------------------------------------
  1993     1994     1995     1996     1997     1998    1999     2000     2001      2002
16.12%   -2.14%   37.20%   21.24%   29.19%   28.84%   12.37   -7.75%   -10.87%   -22.85%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                                                   Life of
                                                             1 year     5 year     Class A
Class A before tax                                           -26.70%     -2.69%      7.86%
Class A after tax on distributions                           -26.70%     -2.99%      7.09%
Class A after tax on distributions, with sale                -16.40%     -2.07%      6.33%
Class I before tax (began 3-1-02)                                --         --         --
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                  -22.10%     -0.59%      9.34%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o   Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
Other expenses                                                             0.51%
Total fund operating expenses                                              1.26%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $128       $400       $692      $1,523

================================================================================
SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982 Supervised by the adviser

FUND CODES

Class I         Ticker                 JHCIX
                CUSIP                  409902848
                Newspaper              --
                SEC number             811-1677
                JH fund number         423

International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o   above-average per share earnings growth
o   high return on invested capital
o   a healthy balance sheet
o   sound financial and accounting policies and overall financial strength
o   strong competitive advantages
o   effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2003 return as of 6-30-03: 9.11%
Best quarter: Q4 '99, 25.37%
Worst quarter: Q3 '02, -20.00%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1994     1995    1996     1997     1998     1999      2000      2001      2002
-6.61%    5.34%  11.37%    7.73%   17.67%   31.19%   -27.68%   -29.76%   -20.47%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                                                   Life of
                                                             1 year     5 year     Class A
Class A before tax (began 1-3-94)                            -24.40%     -9.93%     -5.54%
Class A after tax on distributions                           -24.40%    -10.07%     -5.69%
Class A after tax on distributions, with sale                -14.98%     -7.46%     -4.15%
Class I before tax (began 3-1-02)                                --         --         --
------------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Free Index                    -16.53%     -4.40%     -0.63%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o   Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             1.00%
Other expenses                                                             3.09%
Total fund operating expenses                                              4.09%
Expense reimbursement (at least until 2-28-04)                             2.05%
Annual operating expenses                                                  2.04%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $207     $1,057     $1,922      $4,156

================================================================================
SUBADVISER

Nicholas-Applegate Capital Management

U.S.-based team responsible for day-to-day investment management since December 2000

Founded in 1984

Supervised by the adviser

FUND CODES

Class I         Ticker                 JINIX
                CUSIP                  409906732
                Newspaper              --
                SEC number             811-4630
                JH fund number         440

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $457.7 million to $12.1 billion as of July 31, 2003).


In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 15.33%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1994     1995     1996    1997    1998     1999      2000      2001      2002
-8.76%   34.24%   29.05%   2.37%   6.53%   58.17%   -13.52%   -33.59%   -24.88%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                                                   Life of
                                                             1 year     5 year     Class A
Class A before tax (began 11-1-93)                           -28.62%    -7.13%       1.15%
Class A after tax on distributions                           -28.62%    -7.59%      -0.11%
Class A after tax on distributions, with sale                -17.57%    -5.23%       0.90%
Class I before tax (began 3-1-02)                                --        --          --
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                  -22.10%    -0.59%       9.08%
Russell Midcap Growth Index                                  -27.41%    -1.82%       6.29%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o   Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the funds assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
Other expenses                                                             0.66%
Total fund operating expenses                                              1.46%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class I                                   $148       $462       $797      $1,746

================================================================================
PORTFOLIO MANAGERS



Thomas P. Norton, CFA
Joined fund team in 2002

Robert J. Uek, CFA
Joined fund team in 2001

See page 26 for the management biographies.

FUND CODES

Class I         Ticker                 SPOIX
                CUSIP                  409906740
                Newspaper              --
                SEC number             811-4630
                JH fund number         433

Small Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $25.8 million to $1.64 billion as of July 31,
2003). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class I, total returns
2003 return as of 6-30-03: 16.65%
Best quarter: Q4 '01, 37.01%
Worst quarter: Q3 '02, -23.88%


After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                            2002
                                                                         -43.96%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 8-15-01)                          -43.96%     -33.28%
Class I after tax on distributions                          -43.96%     -33.38%
Class I after tax on distributions, with sale               -26.99%     -26.16%
-------------------------------------------------------------------------------
Russell 2000 Index                                          -20.48%     -13.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on medium or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.70%
Other expenses                                                            0.58%
Total fund operating expenses                                             1.28%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $130      $406      $702     $1,545

================================================================================
PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

See page 26 for the management biographies.

FUND CODES

Class I       Ticker                SPVIX
              CUSIP                 409905841
              Newspaper             --
              SEC number            811-3999
              JH fund number        427

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $25.8 million to $1.64 billion as of July 31, 2003).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class I, total returns
2003 return as of 6-30-03: 12.59%
Best quarter: Q4 '01, 27.44%
Worst quarter: Q3 '01, -26.42%


After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization common stocks.
Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                      2000      2001      2002
                                                    -21.15%   -13.64%   -31.29%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 12-7-99)                         -31.29%      -18.94%
Class I after tax on distributions                         -31.29%      -19.16%
Class I after tax on distributions, with sale              -19.21%      -14.28%
--------------------------------------------------------------------------------
Russell 2000 Index                                         -20.48%       -4.89%
Russell 2000 Growth Index                                  -30.26%      -17.67%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.75%
Other expenses                                                           0.20%
Total fund operating expenses                                            0.95%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $97      $303      $525     $1,166

================================================================================
PORTFOLIO MANAGERS


Anurag Pandit, CFA
Joined fund team in 1996

Thomas P. Norton, CFA
Joined fund team in 2003


See page 26 for the management biographies.

FUND CODES

Class I       Ticker                JSGIX
              CUSIP                 478032782
              Newspaper             SmCpGrI
              SEC number            811-3392
              JH fund number        460

U.S. Global Leaders Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $384.7 million to $284.9 billion as of July 31, 2003).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class I shares have not existed for a full calendar year, no annual returns have been provided for Class I shares. Total expenses for Class I shares should be lower than those of the predecessor fund's sole class of shares, since the fund has a lower management fee than the predecessor fund and Class I shares are not subject to sales charges or a 12b-1 fee. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 8.34%
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns
After-tax returns are shown for Class A shares and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns
--------------------------------------------------------------------------------
                     1996     1997     1998    1999    2000     2001      2002
                    22.94%   40.68%   31.98%   7.88%   4.15%   -6.83%   -14.51%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                        Life of
                                                 1 year     5 year      Class A
Class A before tax (began 9-29-95)              -18.79%      2.33%       10.55%
Class A after tax on distributions              -18.79%      2.33%       10.50%
Class A after tax on distributions, with sale   -11.54%      1.88%        8.87%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                     -22.10%     -0.59%        7.48%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Multinational companies that have substantial international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries.

These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.75%
Other expenses                                                           0.45%
Total fund operating expenses                                            1.20%
Expense reimbursement (at least until 5-17-04)                           0.09%
Net annual operating expenses                                            1.11%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through May 17, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                    $113      $372      $651     $1,447

================================================================================
PORTFOLIO MANAGERS


George P. Fraise
Joined fund team in 2000

Gordon M. Marchand, CFA, CIC
Joined fund team in 1995


See page 26 for the management biographies.

FUND CODES

Class I       Ticker                USLIX
              CUSIP                 409902798
              Newspaper             --
              SEC number            811-1677
              JH fund number        426

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o  Retirement and other benefit plans and their participants
o  Rollover assets for participants whose plans are invested in the fund
o  Certain trusts, endowment funds and foundations
o Any state, county or city, or its instrumentality, department, authority or agency
o Insurance companies, trust companies and bank trust departments buying shares for their own account
o  Investment companies not affiliated with the adviser
o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds
o Investors who participate in fee-based, wrap and other investment platform programs
o  Any entity that is considered a corporation for tax purposes
o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5  Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art] o Make out a check for the         o Make out a check for the
             investment amount, payable to      investment amount payable to
             "John Hancock Signature            "John Hancock Signature
             Services, Inc."                    Services, Inc."
           o Deliver the check and your       o Fill out the detachable
             completed application to your      investment slip from an account
             financial representative, or       statement. If no slip is
             mail them to Signature             available, include a note
             Services (address below).          specifying the fund name(s),
                                                your share class, your account
                                                number and the name(s) in which
                                                the account is registered.
                                              o Deliver the check and
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address below).

By exchange

[Clip Art] o Call your financial              o Call your financial
             representative or Signature        representative or Signature
             Services to request an             Services to request an
             exchange.                          exchange.


           o You may only exchange for        o You may only exchange for
             shares of other institutional      shares of other institutional
             funds, Class I shares or           funds, Class I shares or Money
             Money Market Fund Class A          Market Fund Class A shares.
             shares.


By wire

[Clip Art] o Deliver your completed           o Instruct your bank to wire the
             application to your financial      amount of your investment to:
             representative or mail it to         First Signature Bank & Trust
             Signature Services.                  Account # 900022260
           o Obtain your account number by        Routing # 211475000
             calling your financial           Specify the fund name(s), your
             representative or Signature      share class, your account number
             Services.                        and the name(s) in which the
           o Instruct your bank to wire the   account is registered. Your bank
             amount of your investment to:    may charge a fee to wire funds.
               First Signature Bank & Trust
               Account # 900022260
               Routing # 211475000
           Specify the fund name(s), the
           share class, the new account
           number and the name(s) in which
           the account is registered. Your
           bank may charge a fee to wire
           funds.

By phone

[Clip Art] See "By exchange" and "By wire."   o Verify that your bank or credit
                                                union is a member of the
                                                Automated Clearing House (ACH)
                                                system.
                                              o Complete the "To Purchase,
                                                Exchange or Redeem Shares via
                                                Telephone" and "Bank
                                                Information" sections on your
                                                account application.
                                              o Call Signature Services to
                                                verify that these features are
                                                in place on your account.
                                              o Call your financial
                                                representative or Signature
                                                Services with the fund name(s),
                                                your share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the amount of your investment.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip Art] o Sales of any amount; however,    o Write a letter of instruction
             sales of $5 million or more        indicating the fund name, your
             must be made by letter.            account number, your share
           o Certain requests will require      class, the name(s) in which the
             a Medallion signature              account is registered and the
             guarantee. Please refer to         dollar value or number of
             "Selling shares in writing."       shares you wish to sell.
                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).
                                              o Mail the materials to Signature
                                                Services.
                                              o A check or wire will be sent
                                                according to your letter of
                                                instruction.

By phone

[Clip Art] o Sales of up to $5 million.       o To place your request with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.
                                              o Redemption proceeds of up to
                                                $100,000 may be sent by wire or
                                                by check. A check will be
                                                mailed to the exact name(s) and
                                                address on the account.
                                                Redemption proceeds exceeding
                                                $100,000 must be wired to your
                                                designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art] o Requests by letter to sell any   o To verify that the telephone
             amount.                            redemption privilege is in
           o Requests by phone to sell up       place on an account, or to
             to $5 million (accounts with       request the forms to add it to
             telephone redemption               an existing account, call
             privileges).                       Signature Services.
                                              o Amounts of $5 million or more
                                                will be wired on the next
                                                business day.
                                              o Amounts up to $100,000 may be
                                                sent by EFT or by check. Funds
                                                from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art] o Sales of any amount.             o Obtain a current prospectus for
                                                the fund into which you are
                                                exchanging by calling your
                                                financial representative or
                                                Signature Services.


                                              o You may only exchange for
                                                shares of other institutional
                                                funds, Class I shares or Money
                                                Market Fund Class A shares.


                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.


22 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares and are requesting payment by check
o  you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                   Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]
Owners of individual, joint or           o Letter of instruction.
UGMA/UTMA accounts (custodial            o On the letter, the signatures of
accounts for minors).                      all persons authorized to sign for
                                           the account, exactly as the account
                                           is registered.
                                         o Medallion signature guarantee if
                                           applicable (see above).

Owners of corporate, sole                o Letter of instruction.
proprietorship, general partner          o Corporate business/organization
or association accounts.                   resolution, certified within the past
                                           12 months, or a John Hancock Funds
                                           business/organization certification
                                           form.
                                         o On the letter and the resolution, the
                                           signature of the person(s) authorized
                                           to sign for the account.
                                         o Medallion signature guarantee if
                                           applicable (see above).

Owners or trustees of retirement         o Letter of instruction.
plan, pension trust and trust            o On the letter, the signature(s) of
accounts.                                  the trustee(s).
                                         o Copy of the trust document certified
                                           within the past 12 months or a John
                                           Hancock Funds trust certification
                                           form.
                                         o Medallion signature guarantee if
                                           applicable (see above).

Joint tenancy shareholders with          o Letter of instruction signed by
rights of survivorship whose               surviving tenant.
co-tenants are deceased.                 o Copy of death certificate.
                                         o Medallion signature guarantee if
                                           applicable (see above).

Executors of shareholder estates.        o Letter of instruction signed by
                                           executor.
                                         o Copy of order appointing executor,
                                           certified within the past 12 months.
                                         o Medallion signature guarantee if
                                           applicable (see above).

Administrators, conservators,            o Call 1-888-972-8696 for instructions.
guardians and other sellers or
account types not listed above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund typically pays income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.


24 YOUR ACCOUNT

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Balanced, Classic Value, International, Mid Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.


The trustees of Core Equity, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

The investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.

Subadvisers Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc., and as of June 30, 2003, had total assets under management of approximately $20.6 billion.


Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of June 30, 2003, Nicholas-Applegate had total assets under management of approximately $17.0 billion.

Pzena Investment Management ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, President. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2003, had total assets under management of approximately $3.7 billion.



                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Management fees The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                        % of net assets
--------------------------------------------------------------------------------


Balanced                                                    0.60%
Classic Value                                               0.00%*
Core Equity                                                 0.75%
International                                               0.00%*
Mid Cap Growth                                              0.80%
Small Cap Equity                                            0.70%
Small Cap Growth                                            0.75%
U.S. Global Leaders Growth                                  0.66%*


*After expense reimbursement.

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.


George P. Fraise
--------------------------------------------
Senior portfolio manager
Joined John Hancock Advisers in 2003
Principal of Sustainable  Growth Advisers LP
  (Present)
Executive vice president of Yeager, Wood &
  Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
  Investments (1997-2000)
Began business career in 1987


Roger C. Hamilton
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980


Gordon M. Marchand, CFA, CIC
--------------------------------------------
Senior portfolio manager
Joined John Hancock Advisers in 2003
Principal of Sustainable Growth Advisers LP
  (Present)
Chief financial and operating officer of
  Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978


Henry E. Mehlman, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
  (2001-2002)
Vice president and director of research, Congress Asset Management Co.
  (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
  (2001-2002)
Portfolio manager and director of research,
  Congress Asset Management Co. (1995-2001)
Began business career in 1987

Thomas P. Norton, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset
  Management (1997-2002)
Began business career in 1986

Anurag Pandit, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

Robert J. Uek, CFA
--------------------------------------------
Vice president
Joined John Hancock Advisers in 1997
Began business career in 1990





26 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class I shares of Balanced Fund, Classic Value Fund, Core Equity Fund, International Fund, Mid Cap Growth Fund and U.S. Global Leaders Growth Fund have existed for less than a full calendar year and Class A performance is shown for these Funds in the "Past Performance" section of this prospectus for each fund, financial highlights are also provided for these funds' Class A shares, which are offered in a separate prospectus.

Balanced Fund

Figures audited by Ernst & Young LLP.


CLASS I SHARES  PERIOD ENDED:                                                                                          12-31-02(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $11.93
Net investment income(2)                                                                                                  0.21
Net realized and unrealized loss on investments                                                                          (2.26)
Total from investment operations                                                                                         (2.05)
Less distributions
From net investment income                                                                                               (0.27)
Net asset value, end of period                                                                                           $9.61
Total return(3) (%)                                                                                                     (17.29)(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $7
Ratio of expenses to average net assets (%)                                                                               1.15(5)
Ratio of net investment income to average net assets (%)                                                                  2.59(5)
Portfolio turnover (%)                                                                                                      86

CLASS A SHARES  PERIOD ENDED:                               12-31-98      12-31-99       12-31-00      12-31-01(6)     12-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.33        $14.06         $14.05         $13.03         $12.02
Net investment income(2)                                       0.36          0.35           0.33           0.30           0.23
Net realized and unrealized gain (loss) on investments         1.47          0.18          (0.59)         (0.99)         (2.40)
Total from investment operations                               1.83          0.53          (0.26)         (0.69)         (2.17)
Less distributions
From net investment income                                    (0.36)        (0.36)         (0.33)         (0.32)         (0.24)
In excess of net investment income                               --            --(7)          --             --             --
From net realized gain                                        (0.74)        (0.18)         (0.43)            --             --
                                                              (1.10)        (0.54)         (0.76)         (0.32)         (0.24)
Net asset value, end of period                               $14.06        $14.05         $13.03         $12.02          $9.61
Total return(3) (%)                                           14.01          3.89          (1.83)         (5.23)        (18.19)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $97          $131           $148           $136            $85
Ratio of expenses to average net assets (%)                    1.21          1.22           1.31           1.37           1.39
Ratio of net investment income to average net assets (%)       2.61          2.47           2.52           2.45           2.15
Portfolio turnover (%)                                           83            94             99             98             86

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50% for Class A shares. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(7) Less than $0.01 per share.



                                                                 FUND DETAILS 27

Classic Value Fund

* Figures audited by PricewaterhouseCoopers LLP.
+ Figures audited by Tait, Weller and Baker.


CLASS I SHARES  PERIOD ENDED:                                                                                         12-31-02*(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $14.11
Net investment income(2)                                                                                                  0.03
Net realized and unrealized gain on investments                                                                           0.94
Total from investment operations                                                                                          0.97
Net asset value, end of period                                                                                          $15.08
Total return(3,4) (%)                                                                                                     6.87(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $6
Ratio of expenses to average net assets (%)                                                                               0.77(6)
Ratio of expenses to adjusted average net assets (7)(%)                                                                   5.49(6)
Ratio of net investment income to average net assets (%)                                                                  1.62(6)
Portfolio turnover (%)                                                                                                      47

CLASS A SHARES  PERIOD ENDED:                               4-30-98+    4-30-99+    4-30-00+    4-30-01+   4-30-02+  12-31-02*(8,9)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.56      $14.40     $11.83      $11.63      $16.08      $18.16
Net investment Income (loss)(2)                               (0.03)      (0.05)     (0.06)       0.02        0.05        0.05
Net realized and unrealized gain (loss) on investments         3.93       (2.02)      0.19        4.43        2.42       (2.68)
Total from investment operations                               3.90       (2.07)      0.13        4.45        2.47       (2.63)
Less distributions
From net investment income                                       --          --         --          --       (0.06)      (0.02)
From net realized gain                                        (1.06)      (0.50)     (0.33)         --       (0.33)      (0.44)
                                                              (1.06)      (0.50)     (0.33)         --       (0.39)      (0.46)
Net asset value, end of period                               $14.40      $11.83     $11.63      $16.08      $18.16      $15.07
Total return(3,4) (%)                                         35.10      (14.03)      1.34       38.26       15.67      (14.00)(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $10          $7        $ 5        $ 11        $ 22         $22
Ratio of expenses to average net assets (%)                    1.75        1.75       1.75        1.75        1.25        1.27(6)
Ratio of expenses to adjusted average net assets(7) (%)        2.69        2.60       2.99        2.81        2.01        2.57(6)
Ratio of net investment income (loss) to average
  net assets (%)                                              (0.32)      (0.41)     (0.47)       0.22        0.34        0.44(6)
Portfolio turnover (%)                                           54          47         50          78          38          47

(1) Class I shares began operations on 11-11-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of John Hancock Classic Value Fund Class A.
(9) Effective 12-31-02, the fiscal year changed from April 30 to December 31.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, the return for Class I for the period ended December 31, 2002, would have been 6.21% and returns for Class A for the years ended April 30, 1998, 1999, 2000, 2001 and 2002 and the period ended. December 31, 2002 would have been 34.16%, (14.88%), 0.10%, 37.20%, 14.91% and (14.87%), respectively.



28 FUND DETAILS

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED:                                                                                         12-31-02(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $26.15
Net investment income(2)                                                                                                  0.06
Net realized and unrealized loss on investments                                                                          (5.58)
Total from investment operations                                                                                         (5.52)
Net asset value, end of period                                                                                          $20.63
Total return(3) (%)                                                                                                     (21.11)(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $2
Ratio of expenses to average net assets (%)                                                                               1.26(5)
Ratio of net investment loss to average net assets (%)                                                                    0.33(5)
Portfolio turnover (%)                                                                                                      64(6)

CLASS A SHARES  PERIOD ENDED:                               12-31-98      12-31-99       12-31-00       12-31-01       12-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $23.93        $30.14         $33.21         $29.87         $26.61
Net investment income (loss)(2)                                0.05         (0.02)         (0.06)         (0.03)         (0.02)
Net realized and unrealized gain (loss) on investments         6.81          3.72          (2.49)         (3.22)         (6.06)
Total from investment operations                               6.86          3.70          (2.55)         (3.25)         (6.08)
Less distributions
From net realized gain                                        (0.65)        (0.63)         (0.42)         (0.01)            --
In excess of net realized gain                                   --            --          (0.37)            --             --
                                                              (0.65)        (0.63)         (0.79)         (0.01)            --
Net asset value, end of period                               $30.14        $33.21         $29.87         $26.61         $20.53
Total return(3) (%)                                           28.84         12.37          (7.75)        (10.87)        (22.85)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $201          $394          $ 373           $255           $184
Ratio of expenses to average net assets (%)                    1.39          1.37           1.41           1.47           1.60
Ratio of net investment income (loss) to average
net assets (%)                                                 0.17         (0.06)         (0.19)         (0.12)         (0.10)
Portfolio turnover (%)                                           50            98             82             76             64(6)

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Excludes merger activity.


                                                                 FUND DETAILS 29

International Fund

Figures audited by PricewaterhouseCoopers LLP.


CLASS I SHARES  PERIOD ENDED:                                                                                          10-31-02(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                     $6.18
Net investment loss(2)                                                                                                   (0.01)
Net realized and unrealized loss on investments                                                                          (1.05)
Total from investment operations                                                                                         (1.06)
Net asset value, end of period                                                                                           $5.12
Total return(3,4) (%)                                                                                                   (17.15)(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $1
Ratio of expenses to average net assets (%)                                                                               2.04(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                   4.09(6)
Ratio of net investment loss to average net assets (%)                                                                   (0.34)(6)
Portfolio turnover (%)                                                                                                     228

CLASS A SHARES  PERIOD ENDED:                                10-31-98     10-31-99       10-31-00        10-31-01      10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.41         $8.81         $10.95          $9.45          $6.18
Net investment income (loss)(2)                                  --(8)      (0.02)         (0.04)         (0.05)         (0.04)
Net realized and unrealized gain (loss) on investments         0.47          2.16          (1.01)         (3.22)         (1.04)
Total from investment operations                               0.47          2.14          (1.05)         (3.27)         (1.08)
Less distributions
From net realized gain                                        (0.07)           --          (0.45)            --            --
Net asset value, end of period                                $8.81        $10.95          $9.45          $6.18          $5.10
Total return(3,4) (%)                                          5.61         24.29         (10.15)        (34.60)        (17.48)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $6            $7            $15             $8             $6
Ratio of expenses to average net assets (%)                    1.79          1.96           1.88           2.23           2.38
Ratio of adjusted expenses to average net assets(7) (%)        3.65          3.81           3.44           3.83           4.43
Ratio of net investment income (loss) to average
  net assets (%)                                               0.04         (0.20)         (0.43)         (0.65)         (0.68)
Portfolio turnover (%)                                          129           113            163            278            228

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Less than $0.01 per share.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the years ended October 31, 1998, 1999, 2000, 2001 and 2002 would have been 3.75%, 22.44%, (11.71%),
(36.20%) and (19.53%), and Class I returns for the period ended October 31, 2002 would have been (18.53%), respectively.



30 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED:                                                                                         10-31-02(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                     $8.16
Net investment loss(2)                                                                                                   (0.06)
Net realized and unrealized loss on investments                                                                          (1.59)
Total from investment operations                                                                                         (1.65)
Net asset value, end of period                                                                                           $6.51
Total return(3) (%)                                                                                                     (20.22)(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $3
Ratio of expenses to average net assets (%)                                                                               1.46(5)
Ratio of net investment loss to average net assets (%)                                                                   (1.00)(5)
Portfolio turnover (%)                                                                                                     267

CLASS A SHARES  PERIOD ENDED:                               10-31-98      10-31-99        10-31-00      10-31-01        10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.40         $9.11         $12.85         $16.03          $7.66
Net investment loss(2)                                        (0.09)        (0.12)         (0.17)         (0.12)         (0.11)
Net realized and unrealized gain (loss) on investments        (0.89)         3.86           4.23          (7.48)         (1.08)
Total from investment operations                              (0.98)         3.74           4.06          (7.60)         (1.19)
Less distributions
From net realized gain                                        (1.31)           --          (0.88)         (0.77)            --
Net asset value, end of period                                $9.11        $12.85         $16.03          $7.66          $6.47
Total return(3) (%)                                           (9.40)        41.05          33.26         (49.87)        (15.54)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $101          $112           $176            $85            $85
Ratio of expenses to average net assets (%)                    1.59          1.60           1.46           1.63           1.89
Ratio of net investment loss to average net assets (%)        (0.86)        (1.14)         (1.08)         (1.13)         (1.52)
Portfolio turnover (%)                                          168           153            146            211            267

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.


                                                                 FUND DETAILS 31

Small Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES  PERIOD ENDED:                                                                          10-31-01(1)     10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $20.44         $16.61
Net investment loss(2)                                                                                       --(3)       (0.09)
Net realized and unrealized loss on investments                                                           (3.83)         (4.82)
Total from investment operations                                                                          (3.83)         (4.91)
Less distributions
From net realized gain                                                                                       --          (0.17)
Net asset value, end of period                                                                           $16.61         $11.53
Total return(4) (%)                                                                                      (18.74)(5)     (29.91)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                      --(6)         $14
Ratio of expenses to average net assets (%)                                                                0.87(7)        1.28
Ratio of net investment loss to average net assets (%)                                                    (0.06)(7)      (0.69)
Portfolio turnover (%)                                                                                       66             44

(1) Class I shares began operations on 8-15-01.
(2) Based on the average of the shares outstanding.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.


32 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES  PERIOD ENDED:                                                           10-31-00(1)     10-31-01       10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $13.55         $13.75          $8.62
Net investment loss(2)                                                                     (0.07)         (0.03)         (0.05)
Net realized and unrealized gain (loss) on investments                                      0.27          (4.54)         (1.69)
Total from investment operations                                                            0.20          (4.57)         (1.74)
Less distributions
From net realized gain                                                                        --          (0.56)            --
Net asset value, end of period                                                            $13.75          $8.62          $6.88
Total return(3) (%)                                                                         1.48(4)      (34.68)        (20.19)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                      $17            $63            $54
Ratio of expenses to average net assets (%)                                                 0.86(5)        0.87           0.95
Ratio of net investment loss to average net assets (%)                                     (0.47)(5)      (0.31)         (0.55)
Portfolio turnover (%)                                                                       104(6)          82             64

(1) Class I shares began operations on 12-7-99.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Excludes merger activity.


                                                                 FUND DETAILS 33

U.S. Global Leaders Growth Fund

Figures audited by Ernst & Young LLP.


CLASS I SHARES  PERIOD ENDED:                                                                          6-30-02(1)     12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $25.81         $24.04
Net investment income(3)                                                                                   0.01           0.02
Net realized and unrealized loss on investments                                                           (1.78)         (2.46)
Total from investment operations                                                                          (1.77)         (2.44)
Net asset value, end of period                                                                           $24.04         $21.60
Total return(4,5) (%)                                                                                     (6.86)(6)     (10.15)(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                      $5             $6
Ratio of expenses to average net assets (%)                                                                0.91(7)        1.11(7)
Ratio of adjusted expenses to average net assets8 (%)                                                      1.17(7)        1.20(7)
Ratio of net investment income to average net assets (%)                                                   0.21(7)        0.22(7)
Portfolio turnover rate (%)                                                                                   3              1

CLASS A SHARES  PERIOD ENDED:                              6-30-98    6-30-99     6-30-00    6-30-01    6-30-02(9)    12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $16.29     $22.35     $25.65      $26.37     $24.98         $24.03
Net investment income (loss)(3)                              (0.07)     (0.13)     (0.07)      (0.14)     (0.09)          0.01
Net realized and unrealized gain (loss) on investments        6.13       3.43       0.79       (1.25)     (0.86)         (2.47)
Total from investment operations                              6.06       3.30       0.72       (1.39)     (0.95)         (2.46)
Net asset value, end of period                              $22.35     $25.65     $26.37      $24.98     $24.03         $21.57
Total return(4) (%)                                          37.20(5)   14.77       2.81       (5.27)     (3.80)(5)     (10.24)(5,6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $89       $129        $87         $81       $150           $237
Ratio of expenses to average net assets (%)                   1.42       1.31       1.31        1.38       1.37           1.27(7)
Ratio of adjusted expenses to average net assets(8) (%)       1.43         --         --          --       1.40           1.36(7)
Ratio of net investment income (loss) to average
  net assets (%)                                             (0.66)     (0.66)     (0.23)      (0.54)     (0.36)          0.07(7)
Portfolio turnover rate (%)                                      4         14         25           3          3              1

(1) Class I shares began operations on 5-20-02.
(2) Effective August 24, 2002, the fiscal period end changed from June 30 to December 31.
(3) Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Effective May 17, 2002, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class I for the period ended June 30, 2002 and December 31, 2002 would have been (6.89%) and (10.20%), respectively. Returns for Class A for the periods ended June 30, 1998 and 2002 and December 31, 2002 would have been 37.19%, (3.83%) and (10.29), respectively.


34 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC           KEQPN   10/03

[LOGO](R)                                 -------------
                                           PRSRT STD
John Hancock Funds, LLC                   U.S. POSTAGE
MEMBER NASD                                 P A I D
101 Huntington Avenue                      BOSTON, MA
Boston, MA 02199-7603                     PERMIT NO. 11
                                          -------------

www.jhfunds.com

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

                               JOHN HANCOCK
--------------------------------------------------------------------------------


Prospectus 3.1.03              Equity funds
as revised 10.1.03
                               Balanced Fund


                               Classic Value Fund

                               Core Equity Fund

                               Focused Equity Fund

                               Growth Trends Fund


                               International Fund




                               Large Cap Equity Fund

                               Large Cap Growth Fund

                               Mid Cap Growth Fund

                               Multi Cap Growth Fund

                               Small Cap Equity Fund

                               Small Cap Growth Fund

                               Sovereign Investors Fund

                               U.S. Global Leaders Growth Fund

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of          Balanced Fund                               4
goals, strategies, risks,
performance and expenses.          Classic Value Fund                          6

                                   Core Equity Fund                            8

                                   Focused Equity Fund                        10

                                   Growth Trends Fund                         12


                                   International Fund                         14

                                   Large Cap Equity Fund                      16

                                   Large Cap Growth Fund                      18

                                   Mid Cap Growth Fund                        20

                                   Multi Cap Growth Fund                      22

                                   Small Cap Equity Fund                      24

                                   Small Cap Growth Fund                      26

                                   Sovereign Investors Fund                   28

                                   U.S. Global Leaders Growth Fund            30

Policies and instructions for      Your account
opening, maintaining and
closing an account in any          Choosing a share class                     32
equity fund.                       How sales charges are calculated           32
                                   Sales charge reductions and waivers        33
                                   Opening an account                         34
                                   Buying shares                              35
                                   Selling shares                             36
                                   Transaction policies                       38
                                   Dividends and account policies             38
                                   Additional investor services               39

Further information on the         Fund details
equity funds.
                                   Business structure                         40
                                   Management biographies                     41
                                   Financial highlights                       42

                                   For more information               back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o    have longer time horizons
o    want to diversify their portfolios
o    are seeking funds for the equity portion of an asset allocation portfolio
o are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o    are investing with a shorter time horizon in mind
o    are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of June 30, 2003, managed approximately $27 billion in assets.



FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.


With regard to the fund's equity securities, the manager looks for companies that appear to be undervalued compared to their historical valuations relative to the market. The manager uses fundamental financial analysis and proprietary financial models to identify companies that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The manager also considers an issuer's dividend-paying prospects and overall financial strength.


The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 8.91%
Best quarter: Q4 '98, 11.40%
Worst quarter: Q2 '02, -12.88%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998   1999    2000    2001     2002
11.38%  -3.51%  24.22%  12.13%  20.79%  14.01%  3.89%  -1.83%  -5.23%  -18.19%

------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------
                                                 1 year   5 year   10 year   Life of
                                                                             Class C
Class A before tax                              -22.26%   -3.05%     4.47%        --
Class A after tax on distributions              -22.95%   -4.37%     2.64%        --
Class A after tax on distributions, with sale   -13.64%   -2.72%     2.99%        --
Class B before tax                              -22.71%   -3.06%     4.28%
Class C before tax (began 5-3-99)               -20.31%       --        --    -8.27%
------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     -22.10%   -0.59%     9.34%    -9.90%
Lehman Brothers Government/Credit Bond Index     11.04%    7.62%     7.61%    11.90%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund s assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                Class A   Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                          5.00%     5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                             5.00%     none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less  none(2)   5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                          Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                       0.60%      0.60%      0.60%
Distribution and service (12b-1) fees                0.30%      1.00%      1.00%
Other expenses                                       0.49%      0.49%      0.49%
Total fund operating expenses                        1.39%      2.09%      2.09%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund s actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $634      $918    $1,222     $2,085
Class B with redemption                      $712      $955    $1,324     $2,242
Class B without redemption                   $212      $655    $1,124     $2,242
Class C with redemption                      $409      $748    $1,212     $2,497
Class C without redemption                   $310      $748    $1,212     $2,497

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGER

Roger C. Hamilton
Joined fund team in 2003


See page 41 for the management biographies.

FUND CODES

Class A     Ticker           SVBAX
            CUSIP            47803P104
            Newspaper        BalA
            SEC number       811-0560
            JH fund number   36

Class B     Ticker           SVBBX
            CUSIP            47803P203
            Newspaper        BalB
            SEC number       811-0560
            JH fund number   136

Class C     Ticker           SVBCX
            CUSIP            47803P708
            Newspaper        --
            SEC number       811-0560
            JH fund number   536

Classic Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a universe of the 500 largest publicly traded U.S. companies. (As of July 31, 2003, this included companies with market values above approximately $3 billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadvisers estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


o  cheap on the basis of current price to estimated normal level of earnings
o  current earnings below normal levels
o  a sound plan to restore earnings to normal
o  a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Since Class B and C shares have existed for less than a full calendar year, no annual returns have been provided for Classes B and C. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 13.74%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1997     1998    1999     2000     2001     2002
24.57%   -5.67%   0.29%   35.88%   13.07%   -6.37%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------
                                                        1 year   5 year   Life of
                                                                          Class A
Class A before tax (began 6-24-96)                     -11.06%    5.27%     9.26%
Class A after tax on distributions                     -11.71%    4.63%     8.25%
Class A after tax on distributions, with sale           -6.40%    4.10%     7.27%
---------------------------------------------------------------------------------
Standard & Poor's 500 Index                            -22.10%   -0.59%     5.87%


Russell 1000 Value Index                               -15.52%    1.16%     7.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                           0.85%    0.85%    0.85%
Distribution and service (12b-1) fees                    0.25%    1.00%    1.00%
Other expenses                                           1.55%    4.97%    4.97%
Total fund operating expenses                            2.65%    6.82%    6.82%
Expense reimbursement (at least until 11-8-04)           1.30%    4.72%    4.72%
Net annual operating expenses                            1.35%    2.10%    2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                         $631   $1,081   $1,646    $3,177
Class B with redemption                         $713   $1,598   $2,869    $5,140
Class B without redemption                      $213   $1,298   $2,669    $5,140
Class C with redemption                         $410   $1,385   $2,742    $5,925
Class C without redemption                      $311   $1,385   $2,742    $5,925

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

Class A      Ticker            PZFVX
             CUSIP             409902780
             Newspaper         --
             SEC number        811-1677
             JH fund number    38

Class B      Ticker            JCVBX
             CUSIP             409902772
             Newspaper         --
             SEC number        811-1677
             JH fund number    138

Class C      Ticker            JCVCX
             CUSIP             409902764
             Newspaper         --
             SEC number        811-1677
             JH fund number    538

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadvisers investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced
o  improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 7.65%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '02, -16.89%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
16.12%  -2.14%  37.20%  21.24%  29.19%  28.84%  12.37%  -7.75%  -10.87%  -22.85%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                 1 year  5 year  10 year  Life of  Life of
                                                                          Class B  Class C
Class A before tax                              -26.70%  -2.69%    7.86%       --       --
Class A after tax on distributions              -26.70%  -2.99%    7.09%       --       --
Class A after tax on distributions,  with sale  -16.40%  -2.07%    6.33%       --       --
Class B before tax (began 9-7-95)               -27.21%  -2.73%       --    5.53%       --
Class C before tax (began 5-1-98)               -24.91%      --       --       --   -5.94%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     -22.10%  -0.59%    9.34%    7.80%   -3.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                           0.75%    0.75%    0.75%
Distribution and service (12b-1) fees                    0.30%    1.00%    1.00%
Other expenses                                           0.55%    0.55%    0.55%
Total fund operating expenses                            1.60%    2.30%    2.30%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $655       $980     $1,327     $2,305
Class B with redemption                    $733     $1,018     $1,430     $2,461
Class B without redemption                 $233       $718     $1,230     $2,461
Class C with redemption                    $430       $811     $1,318     $2,709
Class C without redemption                 $331       $811     $1,318     $2,709

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

Class A     Ticker             JHDCX
            CUSIP              409902707
            Newspaper          CoreEqA
            SEC number         811-1677
            JH fund number     25

Class B     Ticker             JHIDX
            CUSIP              409902806
            Newspaper          CoreEqB
            SEC number         811-1677
            JH fund number     125

Class C     Ticker             JHCEX
            CUSIP              409902863
            Newspaper          CoreEqC
            SEC number         811-1677
            JH fund number     525

Focused Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard & Poor's Mid Cap 400 Index, which was $457.7 million to $12.1 billion as of July 31, 2003). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 16.49%
Best quarter: Q4 '01, 43.84%
Worst quarter: Q3 '01, -46.35%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes(1)(reflect no fees or taxes)
Standard & Poor's Mid Cap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                  2001     2002
                                                                -0.33%   -47.39%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------
                                                1 year  Life of  Life of  Life of
                                                        Class A  Class B  Class C
Class A before tax (began 11-1-00)             -50.00%  -30.91%       --       --
Class A after tax on distributions             -50.00%  -30.91%       --       --
Class A after tax on distributions, with sale  -30.70%  -23.54%       --       --
Class B before tax (began 11-1-00)             -50.37%       --  -30.71%       --
Class C before tax (began 11-1-00)             -48.80%       --       --  -30.05%
---------------------------------------------------------------------------------
Standard & Poor's Mid Cap 400 Index            -14.44%   -7.40%   -7.40%   -7.40%
Standard & Poor's 500 Index                    -22.10%  -18.69%  -18.69%  -18.69%

(1) In the future, the adviser will compare the fund's performance only to the Standard & Poor's Mid Cap 400 Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small-or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                           0.85%    0.85%    0.85%
Distribution and service (12b-1) fees                    0.30%    1.00%    1.00%
Other expenses                                           0.98%    0.98%    0.98%
Total fund operating expenses                            2.13%    2.83%    2.83%
Expense reimbursement (at least until 2-28-04)           0.63%    0.63%    0.63%
Net annual operating expenses                            1.50%    2.20%    2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $645     $1,076     $1,532     $2,792
Class B with redemption                    $723     $1,118     $1,638     $2,944
Class B without redemption                 $223       $818     $1,438     $2,944
Class C with redemption                    $420       $909     $1,524     $3,180
Class C without redemption                 $321       $909     $1,524     $3,180

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

See page 41 for the management biographies.

FUND CODES

Class A     Ticker             JFVAX
            CUSIP              478032790
            Newspaper          --
            SEC number         811-3392
            JH fund number     61

Class B     Ticker             JFVBX
            CUSIP              478032774
            Newspaper          --
            SEC number         811-3392
            JH fund number     161

Class C     Ticker             JFVCX
            CUSIP              478032766
            Newspaper          --
            SEC number         811-3392
            JH fund number     561

Growth Trends Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 15.42%
Best quarter: Q4 '01, 13.60%
Worst quarter: Q1 '01, -23.27%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                  2001      2002
                                                               -26.89%   -31.42%

-------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-------------------------------------------------------------------------------------
                                                 1 year   Life of   Life of   Life of
                                                          Class A   Class B   Class C
Class A before tax (began 9-22-00)              -34.86%   -31.75%        --        --
Class A after tax on distributions              -34.86%   -31.77%        --        --
Class A after tax on distributions, with sale   -21.40%   -24.01%        --        --
Class B before tax (began 9-22-00)              -35.23%        --   -31.58%        --
Class C before tax (began 9-22-00)              -33.13%        --        --   -30.96%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     -22.10%   -18.53%   -18.53%   -18.53%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform its peers or funds that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o  Certain derivatives could produce disproportionate losses.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

================================================================================
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                           1.00%    1.00%    1.00%
Distribution and service (12b-1) fees                    0.30%    1.00%    1.00%
Other expenses                                           0.58%    0.58%    0.58%
Total fund operating expenses                            1.88%    2.58%    2.58%
Expense reimbursement (at least until 2-28-04)           0.23%    0.23%    0.23%
Net annual operating expenses                            1.65%    2.35%    2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $659     $1,040     $1,445     $2,573
Class B with redemption                    $738     $1,081     $1,550     $2,727
Class B without redemption                 $238       $781     $1,350     $2,727
Class C with redemption                    $435       $873     $1,436     $2,969
Class C without redemption                 $336       $873     $1,436     $2,969

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
ADVISER

John Hancock Advisers, LLC

Team responsible for financial services sector investment management

Portfolio manager responsible for technology sector investment management:
Anurag Pandit, CFA; joined adviser in 1996 and fund team in 2003.

See page 41 for the management biographies.

SUBADVISERS

Fund Asset Management, L.P.
d/b/a Mercury Advisors

Team responsible for health-care sector investment management

Founded in 1976

Supervised by the adviser

FUND CODES

Class A     Ticker              JGTAX
            CUSIP               41014V109
            Newspaper           GTrendA
            SEC number          811-4079
            JH fund number      46

Class B     Ticker              JGTBX
            CUSIP               41014V208
            Newspaper           GTrendB
            SEC number          811-4079
            JH fund number      146

Class C     Ticker              JGTCX
            CUSIP               41014V307
            Newspaper           GTrendC
            SEC number          811-4079
            JH fund number      546

International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o  above-average per share earnings growth
o  high return on invested capital
o  a healthy balance sheet
o  sound financial and accounting policies and overall financial strength
o  strong competitive advantages
o  effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the funds investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2003 return as of 6-30-03: 9.11%
Best quarter: Q4 '99, 25.37%
Worst quarter: Q3 '02, -20.00%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1994    1995     1996     1997     1998     1999      2000      2001      2002
-6.61%   5.34%   11.37%   -7.73%   17.67%   31.19%   -27.68%   -29.76%   -20.47%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                1 year   5 year  Life of  Life of  Life of
                                                                 Class A  Class B  Class C
Class A before tax (began 1-3-94)              -24.40%   -9.93%   -5.54%       --       --
Class A after tax on distributions             -24.40%  -10.07%   -5.69%       --       --
Class A after tax on distributions, with sale  -14.98%   -7.46%   -4.15%       --       --
Class B before tax (began 1-3-94)              -25.17%  -10.01%       --   -5.67%       --
Class C before tax (began 6-1-98)              -22.62%       --       --       --  -13.11%
------------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Free Index      -16.53%   -4.40%   -0.63%   -0.63%   -6.82%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                    Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                              5.00%    5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%    none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)  5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                              Class A  Class B  Class C
--------------------------------------------------------------------------------
Management fee                                           1.00%    1.00%    1.00%
Distribution and service (12b-1) fees                    0.30%    1.00%    1.00%
Other expenses                                           3.13%    3.13%    3.13%
Total fund operating expenses                            4.43%    5.13%    5.13%
Expense reimbursement (at least until 2-28-04)           2.05%    2.05%    2.05%
Annual operating expenses                                2.38%    3.08%    3.08%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $729     $1,598     $2,476     $4,717
Class B with redemption                    $811     $1,655     $2,597     $4,854
Class B without redemption                 $311     $1,355     $2,397     $4,854
Class C with redemption                    $507     $1,442     $2,473     $5,039
Class C without redemption                 $408     $1,442     $2,473     $5,039

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
SUBADVISER

Nicholas-Applegate Capital Management

U.S.-based team responsible for day-to-day investment management since December 2000

Founded in 1984

Supervised by the adviser

FUND CODES

Class A     Ticker              FINAX
            CUSIP               409906500
            Newspaper           IntlA
            SEC number          811-4630
            JH fund number      40

Class B     Ticker              FINBX
            CUSIP               409906609
            Newspaper           IntlB
            SEC number          811-4630
            JH fund number      140

Class C     Ticker              JINCX
            CUSIP               409906831
            Newspaper           --
            SEC number          811-4630
            JH fund number      540

Large Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $384.7 million to $284.9 billion as of July 31, 2003). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 9.11%
Best quarter: Q4 '99, 31.56%
Worst quarter: Q3 '01, -24.00%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
9.74%  -8.49%  36.74%  22.21%  36.71%  15.94%  37.89%  -2.93%  -3.36%  -37.83%

----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
----------------------------------------------------------------------------------
                                                  1 year  5 year  10 year  Life of
                                                                           Class C
Class A before tax                               -40.96%  -2.40%    7.35%       --
Class A after tax on distributions               -4.60%%  -4.60%    5.24%       --
Class A after tax on distributions, with sale    -25.15%  -1.82%    5.84%       --
Class B before tax                               -41.39%  -2.39%    7.09%       --
Class C before tax (began 5-1-98)                -39.54%      --       --   -5.20%
----------------------------------------------------------------------------------
Standard & Poor's 500 Index                      -22.10%  -0.59%    9.34%   -3.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                           5.00%      5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                              5.00%      none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(2)    5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                           Class A    Class B   Class C
--------------------------------------------------------------------------------
Management fee                                       0.625%     0.625%    0.625%
Distribution and service (12b-1) fees                 0.25%      1.00%     1.00%
Other expenses                                       0.405%     0.405%    0.405%
Total fund operating expenses                         1.28%      2.03%     2.03%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $624       $886     $1,167     $1,968
Class B with redemption                    $706       $937     $1,293     $2,166
Class B without redemption                 $206       $637     $1,093     $2,166
Class C with redemption                    $403       $730     $1,182     $2,435
Class C without redemption                 $304       $730     $1,182     $2,435

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Paul J. Berlinguet
Joined fund team in 2002

Robert C. Junkin, CPA
Joined fund team in 2003

Robert J. Uek, CFA
Joined fund team in 2002



See page 41 for the management biographies.

FUND CODES

Class A     Ticker              TAGRX
            CUSIP               41013P103
            Newspaper           LgCpEqA
            SEC number          811-0560
            JH fund number      50

Class B     Ticker              TSGWX
            CUSIP               41013P202
            Newspaper           LgCpEqB
            SEC number          811-0560
            JH fund number      150

Class C     Ticker              JHLVX
            CUSIP               41013P301
            Newspaper           LgCpEqC
            SEC number          811-0560
            JH fund number      550

Large Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $8.9 billion to $284.9 billion as of July 31, 2003).


In managing the portfolio, the managers use fundamental financial analysis to identify companies with:

o strong cash flows
o secure market franchises
o sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The managers use various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 11.15%
Best quarter: Q4 '98, 22.38%
Worst quarter: Q1 '01, -30.71%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

Class A calendar year total returns (without sales charges)

---------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998    1999     2000     2001     2002
---------------------------------------------------------------------------------
13.16%  -7.61%  27.17%  20.40%  16.70%  26.42%  20.52%  -30.74%  -30.89%  -30.97%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                                1 year   5 year  10 year  Life of  Life of
                                                                          Class B  Class C
Class A before tax                             -34.41%  -13.71%   -1.12%       --       --
Class A after tax on distributions             -34.41%  -14.70%   -2.77%       --       --
Class A after tax on distributions, with sale  -21.13%   -9.47%   -0.29%       --       --
Class B before tax (began 1-3-94)              -34.90%  -13.69%       --   -2.54%       --
Class C before tax (began 6-1-98)              -32.79%       --       --       --  -16.14%
------------------------------------------------------------------------------------------
Russell Top 200 Growth Index                   -27.98%   -4.05%    7.09%    7.93%   -7.21%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.70%     0.70%     0.70%
Total fund operating expenses                          1.75%     2.45%     2.45%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $669     $1,024     $1,401     $2,459
Class B with redemption                    $748     $1,064     $1,506     $2,614
Class B without redemption                 $248       $764     $1,306     $2,614
Class C with redemption                    $445       $856     $1,392     $2,858
Class C without redemption                 $346       $856     $1,392     $2,858

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS


Robert J. Uek, CFA
Joined fund team in 2000

Paul J. Berlinguet
Joined fund team in 2001


See page 41 for the management biographies.

FUND CODES

Class A     Ticker              JHNGX
            CUSIP               409906302
            Newspaper           LpCpGrA
            SEC number          811-4630
            JH fund number      20

Class B     Ticker              JHGBX
            CUSIP               409906401
            Newspaper           LpCpGrB
            SEC number          811-4630
            JH fund number      120

Class C     Ticker              JLGCX
            CUSIP               409906849
            Newspaper           --
            SEC number          811-4630
            JH fund number      520

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $457.7 million to $12.1 billion as of July 31, 2003).


In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.


The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 15.33%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

Class A calendar year total returns (without sales charges)

-------------------------------------------------------------------------------
  1994     1995     1996    1997    1998     1999      2000      2001      2002
-------------------------------------------------------------------------------
-8.76%   34.24%   29.05%   2.37%   6.53%   58.17%   -13.52%   -33.59%   -24.88%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-----------------------------------------------------------------------------------------
                                                1 year  5 year  Life of  Life of  Life of
                                                                Class A  Class B  Class C
Class A before tax (began 11-1-93)             -28.62%  -7.13%    1.15%       --       --
Class A after tax on distributions             -28.62%  -7.59%   -0.11%       --       --
Class A after tax on distributions, with sale  -17.57%  -5.23%    0.90%       --       --
Class B before tax (began 11-1-93)             -29.11%  -7.14%       --    1.02%       --
Class C before tax (began 6-1-98)              -26.85%      --       --       --   -8.44%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                    -22.10%  -0.59%    9.08%    9.08%   -3.28%
Russell Midcap Growth Index                    -27.41%  -1.82%    6.29%    6.29%   -3.55%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.79%     0.79%     0.79%
Total fund operating expenses                          1.89%     2.59%     2.59%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $682     $1,064     $1,470     $2,601
Class B with redemption                    $762     $1,105     $1,575     $2,754
Class B without redemption                 $262       $805     $1,375     $2,754
Class C with redemption                    $459       $897     $1,462     $2,995
Class C without redemption                 $360       $897     $1,462     $2,995

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS



Thomas P. Norton, CFA
Joined fund team in 2002

Robert J. Uek, CFA
Joined fund team in 2001

See page 41 for the management biographies.

FUND CODES

Class A     Ticker              SPOAX
            CUSIP               409906807
            Newspaper           MdCpGrA
            SEC number          811-4630
            JH fund number      39

Class B     Ticker              SPOBX
            CUSIP               409906880
            Newspaper           MdCpGrB
            SEC number          811-4630
            JH fund number      139

Class C     Ticker              SPOCX
            CUSIP               409906823
            Newspaper           --
            SEC number          811-4630
            JH fund number      539

Multi Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the managers use fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities.

In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 16.96%
Best quarter: Q4 '01, 25.85%
Worst quarter: Q1 '01, -28.42%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks). Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small capitalization stocks) with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                                                  2001      2002
                                                               -23.89%   -25.53%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------
                                                1 year  Life of  Life of  Life of
                                                        Class A  Class B  Class C
Class A before tax (began 12-1-00)             -29.25%  -25.12%       --       --
Class A after tax on distributions             -29.75%  -25.37%       --       --
Class A after tax on distributions, with sale  -17.98%  -19.53%       --       --
Class B before tax (began 12-1-00)             -29.77%       --  -24.87%       --
Class C before tax (began 12-1-00)             -27.57%       --       --  -24.14%
---------------------------------------------------------------------------------
Russell 1000 Growth Index                      -27.88%  -24.83%  -24.83%  -24.83%
Russell 2000 Growth Index                      -30.26%  -18.68%  -18.68%  -18.68%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         3.00%     3.00%     3.00%
Total fund operating expenses                          4.05%     4.75%     4.75%
Expense reimbursement (at least until 2-28-04)         2.65%     2.65%     2.65%
Net annual operating expenses                          1.40%     2.10%     2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $635     $1,440     $2,260     $4,380
Class B with redemption                    $713     $1,493     $2,378     $4,521
Class B without redemption                 $213     $1,193     $2,178     $4,521
Class C with redemption                    $410     $1,281     $2,256     $4,715
Class C without redemption                 $311     $1,281     $2,256     $4,715

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Anurag Pandit, CFA
Managed fund since it began in 2000


Robert J. Uek, CFA
Joined fund team in 2003


See page 41 for the management biographies.

FUND CODES

Class A     Ticker              JMGAX
            CUSIP               478032709
            Newspaper           --
            SEC number          811-3392
            JH fund number      10

Class B     Ticker              JMGBX
            CUSIP               478032808
            Newspaper           --
            SEC number          811-3392
            JH fund number      110

Class C     Ticker              JMGCX
            CUSIP               478032881
            Newspaper           --
            SEC number          811-3392
            JH fund number      510

Small Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $25.8 million to $1.64 billion as of July 31,
2003). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 16.19%
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1994     1995     1996     1997     1998     1999     2000     2001      2002
7.81%   20.26%   12.91%   25.25%   -2.10%   98.25%   -6.26%   10.97%   -44.33%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-----------------------------------------------------------------------------------------
                                                1 year  5 year  Life of  Life of  Life of
                                                                Class A  Class B  Class C
Class A before tax (began 1-3-94)              -47.12%   1.31%    7.75%       --       --
Class A after tax on distributions             -47.12%   0.16%    6.10%       --       --
Class A after tax on distributions, with sale  -28.93%   0.87%    5.84%       --       --
Class B before tax (began 1-3-94)              -47.44%   1.34%       --    7.62%       --
Class C before tax (began 5-1-98)              -45.77%      --       --       --   -0.41%
-----------------------------------------------------------------------------------------
Russell 2000 Index                             -20.48%  -1.36%    6.03%    6.03%   -3.66%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.70%     0.70%     0.70%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.58%     0.58%     0.58%
Total fund operating expenses                          1.58%     2.28%     2.28%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $653       $974     $1,317     $2,284
Class B with redemption                    $731     $1,012     $1,420     $2,440
Class B without redemption                 $231       $712     $1,220     $2,440
Class C with redemption                    $428       $805     $1,308     $2,689
Class C without redemption                 $329       $805     $1,308     $2,689

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

See page 41 for the management biographies.

FUND CODES

Class A     Ticker              SPVAX
            CUSIP               409905700
            Newspaper           SmCpEqA
            SEC number          811-3999
            JH fund number      37

Class B     Ticker              SPVBX
            CUSIP               409905809
            Newspaper           SmCpEqB
            SEC number          811-3999
            JH fund number      137

Class C     Ticker              SPVCX
            CUSIP               409905882
            Newspaper           SmCpEqC
            SEC number          811-3999
            JH fund number      537

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $25.8 million to $1.64 billion as of July 31, 2003).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. Disclosure of Class A total returns has replaced prior Class B disclosure because as of December 31, 2002, Class A shares have 10 years of operating history and larger net assets.


Class A, total returns
2003 return as of 6-30-03: 12.04%
Best quarter: Q4 '99, 43.86%
Worst quarter: Q3 '01, -26.52%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.
Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1993    1994    1995    1996    1997    1998    1999     2000     2001    2002
12.78%  -0.73%  43.14%  13.76%  15.36%  12.36%  64.96%  -21.48%  -14.22% -31.54%

----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
----------------------------------------------------------------------------------
                                                  1 year  5 year  10 year  Life of
                                                                           Class C
Class A before tax                               -34.98%  -4.08%    5.50%       --
Class A after tax on distributions               -34.98%  -4.76%    4.62%       --
Class A after tax on distributions, with sale    -21.48%  -2.85%    4.85%       --
Class B before tax                               -35.55%  -4.14%    5.23%       --
Class C before tax (began 6-1-98)                -33.55%      --       --    4.67%
----------------------------------------------------------------------------------
Russell 2000 Index                               -20.48%  -1.36%    7.15%   -2.21%
Russell 2000 Growth Index                        -30.26%  -6.59%    2.62%   -7.66%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
Other expenses                                         0.50%     0.50%     0.50%
Total fund operating expenses                          1.50%     2.25%     2.25%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $645       $950     $1,278     $2,201
Class B with redemption                    $728     $1,003     $1,405     $2,396
Class B without redemption                 $228       $703     $1,205     $2,396
Class C with redemption                    $425       $796     $1,293     $2,659
Class C without redemption                 $326       $796     $1,293     $2,659

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS


Anurag Pandit, CFA
Joined fund team in 1996

Thomas P. Norton, CFA
Joined fund team in 2003


See page 41 for the management biographies.

FUND CODES

Class A     Ticker               TAEMX
            CUSIP                478032105
            Newspaper            SmCpGrA
            SEC number           811-3392
            JH fund number       60

Class B     Ticker               TSEGX
            CUSIP                478032204
            Newspaper            SmCpGrB
            SEC number           811-3392
            JH fund number       160

Class C     Ticker               JSGCX
            CUSIP                478032501
            Newspaper            SmCpGrC
            SEC number           811-3392
            JH fund number       560

Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On July 31, 2003, that range was $384.7 million to $284.9 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2003 return as of 6-30-03: 6.73%
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '02, -13.87%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998   1999   2000    2001     2002
5.71%   -1.85%  29.15%  17.57%  29.14%  15.62%  5.91%  4.08%  -6.06%  -18.68%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-----------------------------------------------------------------------------------------
                                                1 year  5 year  10 year  Life of  Life of
                                                                         Class B  Class C
Class A before tax                             -22.76%  -1.55%    6.53%       --       --
Class A after tax on distributions             -23.32%  -3.07%    4.76%       --       --
Class A after tax on distributions, with sale  -13.85%  -1.32%    4.97%       --       --
Class B before tax (began 1-3-94)              -23.26%  -1.53%       --    6.52%       --
Class C before tax (began 5-1-98)              -20.86%      --       --       --   -3.36%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                    -22.10%  -0.59%    9.34%    9.30%   -3.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate losses.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.
o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.57%     0.57%     0.57%
Distribution and service (12b-1) fees                  0.30%     1.00%     1.00%
Other expenses                                         0.30%     0.30%     0.30%
Total fund operating expenses                          1.17%     1.87%     1.87%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $613       $853     $1,111     $1,849
Class B with redemption                    $690       $888     $1,211     $2,008
Class B without redemption                 $190       $588     $1,011     $2,008
Class C with redemption                    $387       $682     $1,101     $2,268
Class C without redemption                 $288       $682     $1,101     $2,268

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Peter M. Schofield, CFA
Joined fund team in 1996

See page 41 for the management biographies.

FUND CODES

Class A     Ticker              SOVIX
            CUSIP               47803P302
            Newspaper           SvInvA
            SEC number          811-0560
            JH fund number      29

Class B     Ticker              SOVBX
            CUSIP               47803P401
            Newspaper           SvInvB
            SEC number          811-0560
            JH fund number      129

Class C     Ticker              SOVCX
            CUSIP               47803P609
            Newspaper           --
            SEC number          811-0560
            JH fund number      529

U.S. Global Leaders Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the funds assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $384.7 million to $284.9 billion as of July 31, 2003).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Since Class B and C shares have not existed for a full calendar year, no annual returns have been provided for Class B and C shares. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

Class A, total returns
2003 return as of 6-30-03: 8.34%
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                       1996     1997     1998    1999    2000     2001      2002
                     22.94%   40.68%   31.98%   7.88%   4.15%   -6.83%   -14.51%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------
                                                        1 year    5 year  Life of
                                                                          Class A
Class A before tax (began 9-29-95)                     -18.79%     2.33%   10.55%
Class A after tax on distributions                     -18.79%     2.33%   10.50%
Class A after tax on distributions, with sale          -11.54%     1.88%    8.87%
---------------------------------------------------------------------------------
Standard & Poor's 500 Index                            -22.10%    -0.59%    7.48%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Multinational companies that have substantial international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries.

These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o In a down market, higher-risk securities could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                     Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%
Maximum redemption fee(1)                              none      none      none

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
Other expenses                                         0.36%     0.36%     0.36%
Total fund operating expenses                          1.36%     2.11%     2.11%
Expense reimbursement (at least until 5-17-04)         0.09%     0.09%     0.09%
Net annual operating expenses                          1.27%     2.02%     2.02%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through May 17, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $623       $901     $1,199     $2,046
Class B with redemption                    $705       $952     $1,326     $2,243
Class B without redemption                 $205       $652     $1,126     $2,243
Class C with redemption                    $402       $746     $1,214     $2,510
Class C without redemption                 $303       $746     $1,214     $2,510

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

George P. Fraise
Joined fund team in 2000

Gordon M. Marchand, CFA, CIC
Joined fund team in 1995


See page 41 for the management biographies.

FUND CODES

Class A     Ticker              USGLX
            CUSIP               409902830
            Newspaper           USGlobLdrs
            SEC number          811-1677
            JH fund number      26

Class B     Ticker              USLBX
            CUSIP               409902822
            Newspaper           --
            SEC number          811-1677
            JH fund number      126

Class C     Ticker              USLCX
            CUSIP               409902814
            Newspaper           --
            SEC number          811-1677
            JH fund number      526

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o  A front-end sales charge, as described at right.
o Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Large Cap Equity, Small Cap Growth and U.S. Global Leaders Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.
o  Distribution and service (12b-1) fees of 1.00%.
o  A deferred sales charge, as described on following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o  A front-end sales charge, as described at right.
o  Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                                 As a % of        As a % of your
Your investment                                  offering price   investment
Up to $49,999                                    5.00%            5.26%
$50,000 - $99,999                                4.50%            4.71%
$100,000 - $249,999                              3.50%            3.63%
$250,000 - $499,999                              2.50%            2.56%
$500,000 - $999,999                              2.00%            2.04%
$1,000,000 and over                              See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                                 As a % of        As a % of your
Your investment                                  offering price   investment
Up to $1,000,000                                 1.00%            1.01%
$1,000,000 and over                              none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Your investment                                                   being sold
First $1M - $4,999,999                                            1.00%
Next $1 - $5M above that                                          0.50%
Next $1 or more above that                                        0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


32 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Years after purchase                                              being sold
1st year                                                          5.00%
2nd year                                                          4.00%
3rd or 4th year                                                   3.00%
5th year                                                          2.00%
6th year                                                          1.00%
After 6th year                                                    none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                              CDSC
1st year                                                          1.00%
After 1st year                                                    none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:
o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 33

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:
o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class A shares of Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books as of November 8, 2002.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholders name as of May 17, 2002.

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
   o  non-retirement account: $1,000
   o  retirement account: $250
   o  group investments: $250
   o  Monthly Automatic Accumulation Plan (MAAP):
      $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


34 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

             Opening an account                Adding to an account

By check

[Clip Art]   o  Make out a check for the       o  Make out a check for the
                investment amount, payable        investment amount payable
                to "John Hancock Signature        to "John Hancock Signature
                Services, Inc."                   Services, Inc."
             o  Deliver the check and your     o  Fill out the detachable
                completed application to          investment slip from an
                your financial                    account statement. If no
                representative, or mail           slip is available, include
                them to Signature Services        a note specifying the fund
                (address below).                  name, your share class,
                                                  your account number and the
                                                  name(s) in which the
                                                  account is registered.
                                               o  Deliver the check and your
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail
                                                  them to Signature Services
                                                  (address below).

By exchange

[Clip Art]   o  Call your financial            o  Log on to www.jhfunds.com
                representative or Signature       to process exchanges
                Services to request an            between funds.
                exchange.                      o  Call EASI-Line for
                                                  automated service 24 hours
                                                  a day using your touch-tone
                                                  phone at 1-800-338-8080.
                                               o  Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.

By wire

[Clip Art]   o  Deliver your completed         o  Instruct your bank to wire
                application to your               the amount of your
                financial representative,         investment to:
                or mail it to Signature              First Signature Bank &
                Services.                            Trust
             o  Obtain your account number           Account # 900000260
                by calling your financial            Routing # 211475000
                representative or Signature    Specify the fund name, your
                Services.                      share class, your account
             o  Instruct your bank to wire     number and the name(s) in
                the amount of your             which the account is
                investment to:                 registered. Your bank may
                   First Signature Bank &      charge a fee to wire funds.
                   Trust
                   Account # 900000260
                   Routing # 211475000
             Specify the fund name, your
             choice of share class, the new
             account number and the name(s)
             in which the account is
             registered. Your bank may
             charge a fee to wire funds.

By Internet

[Clip Art]   See "By exchange" and "By wire"   o  Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing
                                                  House (ACH) system.
                                               o  Complete the "Bank
                                                  Information" section on
                                                  your account application.
                                               o  Log on to www.jhfunds.com
                                                  to initiate purchases using
                                                  your authorized bank
                                                  account.

By Phone

[Clip Art]   See "By exchange" and "By wire"   o  Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing
                                                  House (ACH) system.
                                               o  Complete the "Bank
                                                  Information" section on
                                                  your account application.
                                               o  Call EASI-Line for
                                                  automated service 24 hours
                                                  a day using your touch-tone
                                                  phone at 1-800-338-8080.
                                               o  Call your financial
                                                  representative or Signature
                                                  Services between 8 A.M. and
                                                  4 P.M. Eastern Time on most
                                                  business days.

                                               To open or add to an account
                                               using the Monthly Automatic
                                               Accumulation Program, see
                                               "Additional investor
                                               services."

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 35

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
             Designed for                   To sell some or all of your shares

By letter

[Clip Art]   o Accounts of any type.        o  Write a letter of instruction
             o Sales of any amount.            or complete a stock power
                                               indicating the fund name, your
                                               share class, your account
                                               number, the name(s) in which
                                               the account is registered and
                                               the dollar value or number of
                                               shares you wish to sell.
                                            o  Include all signatures and any
                                               additional documents that may
                                               be required (see next page).
                                            o  Mail the materials to
                                               Signature Services.
                                            o  A check will be mailed to the
                                               name(s) and address in which
                                               the account is registered, or
                                               otherwise according to your
                                               letter of instruction.

By Internet

[Clip Art]   o  Most accounts.              o  Log on to www.jhfunds.com to
             o  Sales of up to $100,000.       initiate redemptions from your
                                               funds.

By phone

[Clip Art]   o  Most accounts.              o  Call EASI-Line for automated
             o  Sales of up to $100,000.       service 24 hours a day using
                                               your touch-tone phone at
                                               1-800-338-8080.
                                            o  Call your financial
                                               representative or Signature
                                               Services between 8 A.M. and 4
                                               P.M. Eastern Time on most
                                               business days.

By wire or electronic funds transfer (EFT)

[Clip Art]   o  Requests by letter to sell  o  To verify that the Internet or
                any amount.                    telephone redemption privilege
             o  Requests by Internet or        is in place on an account, or
                phone to sell up to            to request the form to add it
                $100,000.                      to an existing account, call
                                               Signature Services.
                                            o  Amounts of $1,000 or more will
                                               be wired on the next business
                                               day. A $4 fee will be deducted
                                               from your account.
                                            o  Amounts of less than $1,000
                                               may be sent by EFT or by
                                               check. Funds from EFT
                                               transactions are generally
                                               available by the second
                                               business day. Your bank may
                                               charge a fee for this service.


By exchange

[Clip Art]   o  Accounts of any type.       o  Obtain a current prospectus
             o  Sales of any amount.           for the fund into which you
                                               are exchanging by Internet or
                                               by calling your financial
                                               representative or Signature
                                               Services.
                                            o  Log on to www.jhfunds.com to
                                               process exchanges between your
                                               funds.
                                            o  Call EASI-Line for automated
                                               service 24 hours a day using
                                               your touch-tone phone at
                                               1-800-338-8080.
                                            o  Call your financial
                                               representative or Signature
                                               Services to request an
                                               exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."


36 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
o  yur address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]
Owners of individual, joint or          o  Letter of instruction.
UGMA/UTMA accounts (custodial           o  On the letter, the signatures of all
accounts for minors).                      persons authorized to sign for the
                                           account, exactly as the account is
                                           registered.
                                        o  Signature guarantee if applicable
                                           (see above).

Owners of corporate, sole               o  Letter of instruction.
proprietorship, general partner or      o  Corporate business/organization
association accounts.                      resolution, certified within the past
                                           12 months, or a John Hancock Funds
                                           business/organization certification
                                           form.
                                        o  On the letter and the resolution, the
                                           signature of the person(s) authorized
                                           to sign for the account.
                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust             o  Letter of instruction.
accounts.                               o  On the letter, the signature(s) of
                                           the trustee(s).
                                        o  Copy of the trust document certified
                                           within the past 12 months or a John
                                           Hancock Funds trust certification
                                           form.
                                        o  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders with         o  Letter of instruction signed by
rights of survivorship whose               surviving tenant.
co-tenants are deceased.                o  Copy of death certificate.
                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.
                                        o  Copy of order appointing executor,
                                           certified within the past 12 months.
                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for instructions.
guardians and other sellers or
account types not listed above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 37

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds shares will not be priced on those days. This may change a funds' NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investors trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges, and take any other steps that it deems reasonable.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


38 YOUR ACCOUNT

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced and Sovereign Investors Funds typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 39

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Balanced, Classic Value, Focused Equity, Growth Trends, International, Large Cap Equity, Mid Cap Growth, Multi Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these fund's respective investment goals without shareholder approval.


The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Growth, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Balanced                                                         0.60%
Classic Value                                                    0.00%*
Core Equity                                                      0.75%
Focused Equity                                                   0.22%*
Growth Trends                                                    0.77%*
International                                                    0.00%*
Large Cap Equity                                                 0.625%
Large Cap Growth                                                 0.75%
Mid Cap Growth                                                   0.80%
Multi Cap Growth                                                 0.00%*
Small Cap Equity                                                 0.70%
Small Cap Growth                                                 0.75%
Sovereign Investors                                              0.57%
U.S. Global Leaders Growth                                       0.66%*


*After expense reimbursement.

                                                            ------------
                                                            Shareholders
                                                            ------------

                                            --------------------------------------------
                                                    Financial services firms and
                                                        their representatives

                                                Advise current and prospective share-
  Distribution and                            holders on their fund investments, often
shareholder services                        in the context of an overall financial plan.
                                            --------------------------------------------

                  -------------------------------------------     --------------------------------------------------
                             Principal distributor                                   Transfer agent

                            John Hancock Funds, LLC                      John Hancock Signature Services, Inc.

                    Markets the funds and distributes shares        Handles shareholder services, including record-
                  through selling brokers, financial planners      keeping and statements, distribution of dividends
                      and other financial representatives.              and processing of buy and sell requests.
                  -------------------------------------------     --------------------------------------------------

                         ------------------------------                   -------------------------------------
                               Investment adviser                                       Custodian

                           John Hancock Advisers, LLC                              The Bank of New York
                              101 Huntington Avenue                                   One Wall Street
                             Boston, MA 02199-7603                                  New York, NY 10286
                                                                                                                           Asset
                         Manages the funds' business and                   Holds the funds' assets, settles all         management
                             investment activities.                       portfolio trades and collects most of
                                                                             the valuation data required for
                                                                               calculating each fund's NAV.
                         ------------------------------                   -------------------------------------

                                                    ------------------------------
                                                              Trustees

                                                    Oversee the funds' activities.
                                                    ------------------------------


--------------------------------
          Subadvisers

   Independence Investment LLC
         53 State Street
        Boston, MA 02109

        Mercury Advisors
     800 Scudders Mill Road
      Plainsboro, NJ 08536

       Nicholas-Applegate
       Capital Management
        600 West Broadway
      San Diego, CA 92101

Pzena Investment Management, LLC
      120 West 45th Street
       New York, NY 10036

Provide portfolio management to
         certain funds.
--------------------------------



40 FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


Subadvisers Fund Asset Management, L.P. d/b/a Mercury Advisors ("Mercury"), subadvises the health-care portion of the Growth Trends Fund. Mercury was founded in 1976 and provides investment advisory services to individual and institutional investors. As of June 30, 2003, Mercury had total assets under management in excess of $471 billion.

Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. and, as of June 30, 2003, had total assets under management of approximately $20.6 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of June 30, 2003, Nicholas-Applegate had total assets under management of approximately $17.0 billion.

Pzena Investment Management ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, President. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2003, had total assets under management of approximately $3.7 billion.

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.


Paul J. Berlinguet                           Gordon M. Marchand, CFA, CIC                 Anurag Pandit, CFA
-------------------------------------------  -------------------------------------------  ------------------------------------------
Vice president                               Senior portfolio manager                     Vice president
Joined John Hancock Advisers in 2001         Joined John Hancock Advisers in 2003         Joined John Hancock Advisers in 1996
U.S. equity investment manager at            Principal of Sustainable Growth Advisers LP  Began business career in 1984
  Baring America Asset                         (Present)
  Management (1989-2001)                     Chief financial and operating officer of     Peter M. Schofield, CFA
Began business career in 1986                  Yeager, Wood & Marshall, Inc. (1984-2003)  ------------------------------------------
                                             Began business career in 1978                Vice president
Barry H. Evans, CFA                                                                       Joined John Hancock Advisers in 1996
-------------------------------------------  Henry E. Mehlman, CFA                        Began business career in 1984
Senior vice president                        -------------------------------------------
Joined John Hancock Advisers in 1986         Vice president                               John F. Snyder, III
Began business career in 1986                Joined John Hancock Advisers in 2002         ------------------------------------------
                                             Senior portfolio manager, The Colony Group   Executive vice president
George P. Fraise                               (2001-2002)                                Joined John Hancock Advisers in 1991
-------------------------------------------  Vice president and director of research,     Began business career in 1971
Senior portfolio manager                       Congress Asset Management Co.
Joined John Hancock Advisers in 2003           (1999-2001)                                Robert J. Uek, CFA
Principal of Sustainable Growth Advisers LP  Consultant, Essex Management (1996-1999)     ------------------------------------------
  (Present)                                  Began business career in 1972                Vice president
Executive vice president of Yeager, Wood &                                                Joined John Hancock Advisers in 1997
  Marshall, Inc. (2000-2003)                 Alan E. Norton, CFA                          Began business career in 1990
Portfolio manager of Scudder Kemper          -------------------------------------------
  Investments (1997-2000)                    Vice president
Began business career in 1987                Joined John Hancock Advisers in 2002
                                             Senior portfolio manager, The Colony Group
Roger C. Hamilton                              (2001-2002)
-------------------------------------------  Portfolio manager and director of research,
Vice president                                 Congress Asset Management Co.
Joined John Hancock Advisers in 1994           (1995-2001)
Began business career in 1980                Began business career in 1987

Robert C. Junkin, CPA                        Thomas P. Norton, CFA
-------------------------------------------  -------------------------------------------
Vice president                               Vice president
Joined John Hancock Advisers in 2003         Joined John Hancock Advisers in 2002
Vice president, Pioneer Investments, Inc.    Investment manager, Baring Asset
  (1997-2002)                                  Management (1997-2002)
Began business career in 1988                Began business career in 1986



                                                                 FUND DETAILS 41

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                             12-31-98  12-31-99   12-31-00   12-31-01(1)  12-31-02
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning  of period                       $13.33    $14.06     $14.05     $13.03       $12.02
Net investment income(2)                                      0.36      0.35       0.33       0.30         0.23
Net realized and unrealized gain (loss) on investments        1.47      0.18      (0.59)     (0.99)       (2.40)
Total from investment operations                              1.83      0.53      (0.26)     (0.69)       (2.17)
Less distributions
From net investment income                                   (0.36)    (0.36)     (0.33)     (0.32)       (0.24)
In excess of net investment income                              --        --(3)      --         --           --
From net realized gain                                       (0.74)    (0.18)     (0.43)        --           --
                                                             (1.10)    (0.54)     (0.76)     (0.32)       (0.24)
Net asset value, end of period                              $14.06    $14.05     $13.03     $12.02        $9.61
Total return(4)(%)                                           14.01      3.89      (1.83)     (5.23)      (18.19)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $97      $131       $148       $136          $85
Ratio of expenses to average net  assets (%)                  1.21      1.22       1.31       1.37         1.39
Ratio of net investment income to average net assets (%)      2.61      2.47       2.52       2.45         2.15
Portfolio turnover (%)                                          83        94         99         98           86

CLASS B SHARES  PERIOD ENDED:                             12-31-98  12-31-99   12-31-00   12-31-01(1)  12-31-02
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning  of period                       $13.33    $14.06     $14.05     $13.03       $12.01
Net investment income(2)                                      0.27      0.26       0.24       0.22         0.16
Net realized and unrealized gain (loss) on investments        1.46      0.17      (0.59)     (1.00)       (2.40)
Total from investment operations                              1.73      0.43      (0.35)     (0.78)       (2.24)
Less distributions
From net investment income                                   (0.26)    (0.26)     (0.24)     (0.24)       (0.16)
In excess of net investment income                              --        --(3)      --         --           --
From net realized gain                                       (0.74)    (0.18)     (0.43)        --           --
                                                             (1.00)    (0.44)     (0.67)     (0.24)       (0.16)
Net asset value, end of period                              $14.06    $14.05     $13.03     $12.01        $9.61
Total return(4)(%)                                           13.23      3.16      (2.51)     (5.99)      (18.71)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $116      $112        $77        $46          $28
Ratio of expenses to average net  assets (%)                  1.88      1.92       2.01       2.07         2.09
Ratio of net investment income to average net assets (%)      1.93      1.76       1.78       1.75         1.44
Portfolio turnover (%)                                          83        94         99         98           86


42 FUND DETAILS

CLASS C SHARES  PERIOD ENDED:                             12-31-99(5)   12-31-00  12-31-01(1)  12-31-02
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $14.60        $14.05    $13.03       $12.01
Net investment income(2)                                      0.19          0.24      0.21         0.16
Net realized and unrealized loss on investments              (0.37)        (0.59)    (0.99)       (2.40)
Total from investment operations                             (0.18)        (0.35)    (0.78)       (2.24)
Less distributions
From net investment income                                   (0.19)        (0.24)    (0.24)       (0.16)
In excess of net investment income                              --(3)         --        --           --
From net realized gain                                       (0.18)        (0.43)       --           --
                                                             (0.37)        (0.67)    (0.24)       (0.16)
Net asset value, end of period                              $14.05        $13.03    $12.01        $9.61
Total return(4)(%)                                           (1.15)(6)     (2.51)    (5.99)      (18.71)
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         --(7)         $1        $2           $2
Ratio of expenses to average net assets (%)                   1.84(8)       2.01      2.07         2.09
Ratio of net investment income to average net assets (%)      1.88(8)       1.93      1.76         1.46
Portfolio turnover (%)                                          94            99        98           86

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums and accretion of discounts on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(2) Based on the average of the shares outstanding.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Class C shares began operations on 5-3-99.
(6) Not annualized.
(7) Less than $500,000.
(8) Annualized.


                                                                 FUND DETAILS 43

Classic Value Fund

* Figures audited by PricewaterhouseCoopers LLP.
+ Figures audited by Tait, Weller and Baker.


CLASS A SHARES  PERIOD ENDED:                                     4-30-98+  4-30-99+  4-30-00+  4-30-01+  4-30-02+  12-31-02*(1,2)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $11.56    $14.40    $11.83    $11.63    $16.08    $18.16
Net investment income (loss)(3)                                     (0.03)    (0.05)    (0.06)     0.02      0.05      0.05
Net realized and unrealized gain (loss) on investments               3.93     (2.02)     0.19      4.43      2.42     (2.68)
Total from investment operations                                     3.90     (2.07)     0.13      4.45      2.47     (2.63)
Less distributions
From net investment income                                             --        --        --        --     (0.06)    (0.02)
From net realized gain                                              (1.06)    (0.50)    (0.33)       --     (0.33)    (0.44)
                                                                    (1.06)    (0.50)    (0.33)       --     (0.39)    (0.46)
Net asset value, end of period                                     $14.40    $11.83    $11.63    $16.08    $18.16    $15.07
Total return(4,5)(%)                                                35.10    (14.03)     1.34     38.26     15.67    (14.00)(6)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $10        $7        $5       $11       $22       $22
Ratio of expenses to average net assets (%)                          1.75      1.75      1.75      1.75      1.25      1.27(7)
Ratio of adjusted expenses to average net assets(8)(%)               2.69      2.60      2.99      2.81      2.01      2.57(7)
Ratio of net investment income (loss) to average net assets (%)     (0.32)    (0.41)    (0.47)     0.22      0.34      0.44(7)
Portfolio turnover (%)                                                 54        47        50        78        38        47

CLASS B SHARES  PERIOD ENDED:                                       12-31-02*(9)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $14.11
Net investment loss(3)                                                    --(10)
Net realized and unrealized gain on investments                         0.94
Total from investment operations                                        0.94
Net asset value, end of period                                        $15.05
Total return(4,5)(%)                                                    6.66(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $1
Ratio of expenses to average net assets (%)                             2.10(7)
Ratio of adjusted expenses to average net assets(8)(%)                  6.82(7)
Ratio of net investment loss to average net assets (%)                 (0.06)(7)
Portfolio turnover (%)                                                    47


44 FUND DETAILS

Classic Value Fund continued

CLASS C SHARES  PERIOD ENDED:                                       12-31-02*(9)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $14.11
Net investment loss(3)                                                    --(10)
Net realized and unrealized gain on investments                         0.94
Total from investment operations                                        0.94
Net asset value, end of period                                        $15.05
Total return(4,5)(%)                                                    6.66(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $1
Ratio of expenses to average net assets (%)                             2.10(7)
Ratio of adjusted expenses to average net assets(8)(%)                  6.82(7)
Ratio of net investment loss to average net assets (%)                 (0.10)(7)
Portfolio turnover (%)                                                    47

(1) Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of John Hancock Classic Value Fund Class A.
(2)  Effective 12-31-02, the fiscal year changed from April 30 to December 31.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)  Class B, Class C and Class I shares began operations on 11-11-02.
(10) Less than $0.01 per share.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for Class A for the year or period ended April 30, 1998, 1999, 2000, 2001 and 2002, and December 31, 2002 would have been
34.16%, (14.88%), 0.10%, 37.20%, 14.91% and (14.87%), respectively, and for
Class B and Class C the returns for the period ended December 31, 2002, would have been 6.00% and 6.00%, respectively.



                                                                 FUND DETAILS 45

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                      12-31-98   12-31-99   12-31-00   12-31-01   12-31-02
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.93     $30.14     $33.21     $29.87     $26.61
Net investment income (loss)(1)                                        0.05      (0.02)     (0.06)     (0.03)     (0.02)
Net realized and unrealized gain (loss) on investments                 6.81       3.72      (2.49)     (3.22)     (6.06)
Total from investment operations                                       6.86       3.70      (2.55)     (3.25)     (6.08)
Less distributions
From net realized gain                                                (0.65)     (0.63)     (0.42)     (0.01)        --
In excess of net realized gain                                           --         --      (0.37)        --         --
                                                                      (0.65)     (0.63)     (0.79)     (0.01)        --
Net asset value, end of period                                       $30.14     $33.21     $29.87     $26.61     $20.53
Total return(2)(%)                                                    28.84      12.37      (7.75)    (10.87)    (22.85)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $201       $394       $373       $255       $184
Ratio of expenses to average net assets (%)                            1.39       1.37       1.41       1.47       1.60
Ratio of net investment income (loss) to average net assets (%)        0.17      (0.06)     (0.19)     (0.12)     (0.10)
Portfolio turnover (%)                                                   50         98         82         76         64(3)

CLASS B SHARES  PERIOD ENDED:                                      12-31-98   12-31-99   12-31-00   12-31-01   12-31-02
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.80     $29.75     $32.54     $29.06     $25.71
Net investment loss(1)                                                (0.14)     (0.24)     (0.27)     (0.22)     (0.18)
Net realized and unrealized gain (loss) on investments                 6.74       3.66      (2.42)     (3.12)     (5.83)
Total from investment operations                                       6.60       3.42      (2.69)     (3.34)     (6.01)
Less distributions
From net realized gain                                                (0.65)     (0.63)     (0.42)     (0.01)        --
In excess of net realized gain                                           --         --      (0.37)        --         --
                                                                      (0.65)     (0.63)     (0.79)     (0.01)        --
Net asset value, end of period                                       $29.75     $32.54     $29.06     $25.71     $19.70
Total return(2)(%)                                                    27.90      11.59      (8.35)    (11.49)    (23.38)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $347       $664       $499       $377       $253
Ratio of expenses to average net assets (%)                            2.09       2.07       2.07       2.17       2.30
Ratio of net investment loss to average net assets (%)                (0.53)     (0.77)     (0.86)     (0.82)     (0.80)
Portfolio turnover (%)                                                   50         98         82         76         64(3)


46 FUND DETAILS

Core Equity Fund continued

CLASS C SHARES  PERIOD ENDED:                           12-31-98(4)   12-31-99  12-31-00  12-31-01  12-31-02
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $27.81        $29.75    $32.54    $29.05    $25.70
Net investment loss(1)                                     (0.09)        (0.25)    (0.28)    (0.22)    (0.18)
Net realized and unrealized gain (loss) on investments      2.68          3.67     (2.42)    (3.12)    (5.83)
Total from investment operations                            2.59          3.42     (2.70)    (3.34)    (6.01)
Less distributions
From net realized gain                                     (0.65)        (0.63)    (0.42)    (0.01)       --
In excess of net realized gain                                --            --     (0.37)       --        --
                                                           (0.65)        (0.63)    (0.79)    (0.01)       --
Net asset value, end of period                            $29.75        $32.54    $29.05    $25.70    $19.69
Total return(2)(%)                                          9.46(5)      11.59     (8.38)   (11.49)   (23.39)
-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $7           $30       $32       $30       $23
Ratio of expenses to average net assets (%)                 2.12(6)       2.08      2.11      2.17      2.30
Ratio of net investment loss to average net assets (%)     (0.53)(6)     (0.80)    (0.89)    (0.82)    (0.80)
Portfolio turnover (%)                                        50            98        82        76        64(3)

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Excludes merger activity.
(4)  Class C shares began operations on 5-1-98.
(5)  Not annualized.
(6)  Annualized.


                                                                 FUND DETAILS 47

Focused Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                             10-31-01(1)  10-31-02
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00         $7.17
Net investment loss(2)                                      (0.10)        (0.06)
Net realized and unrealized loss on investments             (2.73)        (2.45)
Total from investment operations                            (2.83)        (2.51)
Net asset value, end of period                              $7.17         $4.66
Total return(3,4)(%)                                       (28.30)(5)    (35.01)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $12            $6
Ratio of expenses to average net assets (%)                  1.50(6)       1.50
Ratio of adjusted expenses to average net assets(7)(%)       2.47(6)       2.13
Ratio of net investment loss to average net assets(%)       (1.09)(6)     (0.89)
Portfolio turnover (%)                                         97           144

CLASS B SHARES  PERIOD ENDED:                            10-31-01(1)   10-31-02
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00         $7.12
Net investment loss(2)                                      (0.17)        (0.10)
Net realized and unrealized loss on investments             (2.71)        (2.43)
Total from investment operations                            (2.88)        (2.53)
Net asset value, end of period                              $7.12         $4.59
Total return(3,4)(%)                                       (28.80)(5)    (35.53)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $11            $5
Ratio of expenses to average net assets (%)                  2.20(6)       2.18
Ratio of adjusted expenses to average net assets(7)(%)       3.17(6)       2.81
Ratio of net investment loss to average net assets(%)       (1.80)(6)     (1.57)
Portfolio turnover (%)                                         97           144

CLASS C SHARES  PERIOD ENDED:                            10-31-01(1)   10-31-02
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00         $7.12
Net investment loss(2)                                      (0.17)        (0.10)
Net realized and unrealized loss on investments             (2.71)        (2.43)
Total from investment operations                            (2.88)        (2.53)
Net asset value, end of period                              $7.12         $4.59
Total return(3,4)(%)                                       (28.80)(5)    (35.53)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $4            $2
Ratio of expenses to average net assets (%)                  2.20(6)       2.20
Ratio of adjusted expenses to average net assets(7)(%)       3.17(6)       2.83
Ratio of net investment loss to average net assets(%)       (1.78)(6)     (1.59)
Portfolio turnover (%)                                         97           144

(1)  Class A, Class B and Class C shares began operations on 11-1-00.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended October 31, 2001 and 2002, would have been (29.27%) and (35.64%) for Class A, (29.77%) and (36.16%)
for Class B and (29.77%) and (36.16%) for Class C, respectively.


48 FUND DETAILS

Growth Trends Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                    10-31-00(1)   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00         $9.54      $5.87
Net investment income (loss)(2)                                      0.01         (0.05)     (0.05)
Net realized and unrealized loss on investments                     (0.47)        (3.61)     (1.33)
Total from investment operations                                    (0.46)        (3.66)     (1.38)
Less distributions
From net investment income                                             --         (0.01)        --
Net asset value, end of period                                      $9.54         $5.87      $4.49
Total return(3,4)(%)                                                (4.60)(5)    (38.37)    (23.51)
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $86           $99        $65
Ratio of expenses to average net assets (%)                          1.65(6)       1.65       1.65
Ratio of adjusted expenses to average net assets(7)(%)               1.75(6)       1.85       1.88
Ratio of net investment income (loss) to average net assets (%)      0.57(6)      (0.70)     (0.91)
Portfolio turnover (%)                                                 11           116         68

CLASS B SHARES  PERIOD ENDED:                                    10-31-00(1)   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00         $9.54      $5.83
Net investment loss(2)                                                 --(8)      (0.10)     (0.09)
Net realized and unrealized loss on investments                     (0.46)        (3.61)     (1.32)
Total from investment operations                                    (0.46)        (3.71)     (1.41)
Net asset value, end of period                                      $9.54         $5.83      $4.42
Total return(3,4)(%)                                                (4.60)(5)    (38.89)    (24.19)
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $125          $161       $102
Ratio of expenses to average net assets (%)                          2.34(6)       2.35       2.35
Ratio of adjusted expenses to average net assets(7)(%)               2.44(6)       2.55       2.58
Ratio of net investment loss to average net assets (%)              (0.13)(6)     (1.40)     (1.61)
Portfolio turnover (%)                                                 11           116         68

CLASS C SHARES  PERIOD ENDED:                                    10-31-00(1)   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00         $9.54      $5.83
Net investment loss(2)                                                 --(8)      (0.10)     (0.09)
Net realized and unrealized loss on investments                     (0.46)        (3.61)     (1.32)
Total from investment operations                                    (0.46)        (3.71)     (1.41)
Net asset value, end of period                                      $9.54         $5.83      $4.42
Total return(3,4)(%)                                                (4.60)(5)    (38.89)    (24.19)
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $53           $69        $42
Ratio of expenses to average net assets (%)                          2.34(6)       2.35       2.35
Ratio of adjusted expenses to average net assets(7)(%)               2.44(6)       2.55       2.58
Ratio of net investment loss to average net assets (%)              (0.13)(6)     (1.40)     (1.61)
Portfolio turnover (%)                                                 11           116         68

(1)  Class A, Class B and Class C shares began operations on 9-22-00.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Less than $0.01 per share.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period ended October 31, 2000 and year ended October 31, 2002 and 2003 would have been (4.61%), (38.57%) and (23.74%) for Class A, (4.61%), (39.09%) and (24.42%) for Class B and (4.61%),
(39.09%) and (24.42%) for Class C, respectively.


                                                                 FUND DETAILS 49

International Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                    10-31-98   10-31-99   10-31-00   10-31-01   10-31-02
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $8.41      $8.81     $10.95      $9.45      $6.18
Net investment income (loss)(1)                                        --(2)   (0.02)     (0.04)     (0.05)     (0.04)
Net realized and unrealized gain (loss) on investments               0.47       2.16      (1.01)     (3.22)     (1.04)
Total from investment operations                                     0.47       2.14      (1.05)     (3.27)     (1.08)
Less distributions
From net realized gain                                              (0.07)        --      (0.45)        --         --
Net asset value, end of period                                      $8.81     $10.95      $9.45      $6.18      $5.10
Total return(3,4)(%)                                                 5.61      24.29     (10.15)    (34.60)    (17.48)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $6         $7        $15         $8         $6
Ratio of expenses to average net assets (%)                          1.79       1.96       1.88       2.23       2.38
Ratio of adjusted expenses to average net assets(5)(%)               3.65       3.81       3.44       3.83       4.43
Ratio of net investment income (loss) to average net assets (%)      0.04      (0.20)     (0.43)     (0.65)     (0.68)
Portfolio turnover (%)                                                129        113        163        278        228

CLASS C SHARES PERIOD  ENDED:                                    10-31-98   10-31-99   10-31-00   10-31-01   10-31-02
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $8.22      $8.55     $10.55      $9.04      $5.86
Net investment loss(1)                                              (0.06)     (0.09)     (0.12)     (0.10)     (0.08)
Net realized and unrealized gain (loss) on investments               0.46       2.09      (0.94)     (3.08)     (0.97)
Total from investment operations                                     0.40       2.00      (1.06)     (3.18)     (1.05)
Less distributions
From net realized gain                                              (0.07)        --      (0.45)        --         --
Net asset value, end of period                                      $8.55     $10.55      $9.04      $5.86      $4.81
Total return(3,4)(%)                                                 4.88      23.39     (10.65)    (35.18)    (17.92)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $10         $9        $12         $6         $5
Ratio of expenses to average net assets (%)                          2.49       2.63       2.57       2.93       3.08
Ratio of adjusted expenses to average net assets(5)(%)               4.35       4.48       4.13       4.53       5.13
Ratio of net investment loss to average net assets (%)              (0.66)     (0.91)     (1.13)     (1.34)     (1.38)
Portfolio turnover (%)                                                129        113        163        278        228


50 FUND DETAILS

International Fund continued

CLASS C SHARES  PERIOD ENDED:                            10-31-98(6)    10-31-99   10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.36          $8.55     $10.57      $9.05      $5.87
Net investment loss(1)                                      (0.03)         (0.10)     (0.11)     (0.10)     (0.08)
Net realized and unrealized gain (loss) on investments      (0.78)          2.12      (0.96)     (3.08)     (0.98)
Total from investment operations                            (0.81)          2.02      (1.07)     (3.18)     (1.06)
Less distributions
From net realized gain                                         --             --      (0.45)        --         --
Net asset value, end of period                              $8.55         $10.57      $9.05      $5.87      $4.81
Total return(3,4)(%)                                        (8.65)(7)      23.63     (10.72)    (35.14)    (18.06)
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        --(8)          --(8)      $1         $1         $1
Ratio of expenses to average net assets (%)                  2.29(9)        2.66       2.57       2.93       3.08
Ratio of adjusted expenses to average net assets(5)(%)       4.15(9)        4.51       4.13       4.53       5.13
Ratio of net investment loss to average net assets (%)      (1.27)(9)      (1.04)     (1.07)     (1.35)     (1.38)
Portfolio turnover (%)                                        129            113        163        278        228

(1)  Based on the average of the shares outstanding.
(2)  Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)  Class C shares began operations on 6-1-98.
(7)  Not annualized.
(8)  Less than $500,000.
(9)  Annualized.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the periods or years ended October 31, 1998, 1999, 2000, 2001 and 2002 would have been 3.75%, 22.44%, (11.71%),
(36.20%) and (19.53%) for Class A, 3.02%, 21.54%, (12.21%), (36.78%) and
(19.97%) for Class B and (9.43%), 21.78%, (12.28%), (36.74%) and (20.11%) for
Class C, respectively.



                                                                 FUND DETAILS 51

Large Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                     12-31-98    12-31-99    12-31-00   12-31-01   12-31-02
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $19.32      $21.26      $27.02     $20.93     $19.10
Net investment income (loss)(1)                                       0.16        0.09(2)    (0.10)     (0.10)        --(3)
Net realized and unrealized gain (loss) on investments                2.85        7.80        0.07      (0.62)     (7.23)
Total from investment operations                                      3.01        7.89       (0.03)     (0.72)     (7.23)
Less distributions
From net investment income                                           (0.14)         --          --         --         --
From net realized gain                                               (0.93)      (2.13)      (6.06)     (1.11)     (0.02)
                                                                     (1.07)      (2.13)      (6.06)     (1.11)     (0.02)
Net asset value, end of period                                      $21.26      $27.02      $20.93     $19.10     $11.85
Total return(4)(%)                                                   15.95(5)    37.89       (2.93)     (3.36)    (37.83)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $421        $604        $774       $768       $365
Ratio of expenses to average net assets (%)                           1.16        1.17        1.14       1.23       1.28
Ratio of adjusted expenses to average net assets(6)(%)                1.18          --          --         --         --
Ratio of net investment income (loss) to average net assets (%)       0.79        0.40       (0.39)     (0.50)      0.02
Portfolio turnover (%)                                                  64         113         112         71        114

CLASS B SHARES  PERIOD ENDED:                                     12-31-98    12-31-99    12-31-00   12-31-01   12-31-02
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $19.31      $21.20      $26.79     $20.52     $18.55
Net investment income (loss)(1)                                       0.01       (0.07)      (0.30)     (0.25)     (0.11)
Net realized and unrealized gain (loss) on investments                2.84        7.75        0.09      (0.61)     (7.00)
Total from investment operations                                      2.85        7.68       (0.21)     (0.86)     (7.11)
Less distributions
From net investment income                                           (0.03)         --          --         --         --
From net realized gain                                               (0.93)      (2.09)      (6.06)     (1.11)     (0.02)
                                                                     (0.96)      (2.09)      (6.06)     (1.11)     (0.02)
Net asset value, end of period                                      $21.20      $26.79      $20.52     $18.55     $11.42
Total return(4)(%)                                                   15.05(5)    36.95       (3.64)     (4.12)    (38.31)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $548        $768        $791       $718       $290
Ratio of expenses to average net assets (%)                           1.91        1.88        1.89       1.98       2.03
Ratio of adjusted expenses to average net assets(6)(%)                1.93          --          --         --         --
Ratio of net investment income (loss) to average net assets (%)       0.05       (0.31)      (1.13)     (1.25)     (0.74)
Portfolio turnover (%)                                                  64         113         112         71        114


52 FUND DETAILS

Large Cap Equity Fund continued

CLASS C SHARES  PERIOD ENDED:                                      12-31-98(7)  12-31-99   12-31-00   12-31-01   12-31-02
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $22.03       $21.20     $26.79     $20.52     $18.55
Net investment income (loss)(1)                                        0.03        (0.09)     (0.29)     (0.25)     (0.11)
Net realized and unrealized gain (loss) on investments                 0.09         7.77       0.08      (0.61)     (7.00)
Total from investment operations                                       0.12         7.68      (0.21)     (0.86)     (7.11)
Less distributions
From net investment income                                            (0.02)          --         --         --         --
From net realized gain                                                (0.93)       (2.09)     (6.06)     (1.11)     (0.02)
                                                                      (0.95)       (2.09)     (6.06)     (1.11)     (0.02)
Net asset value, end of period                                       $21.20       $26.79     $20.52     $18.55     $11.42
Total return(4)(%)                                                     0.83(5,8)   36.94      (3.64)     (4.12)    (38.31)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $5          $13        $66       $120        $40
Ratio of expenses to average net assets (%)                            1.92(9)      1.92       1.89       1.98       2.03
Ratio of adjusted expenses to average net assets(6) (%)                1.94           --         --         --         --
Ratio of net investment income (loss) to average net assets (%)        0.28(9)     (0.40)     (1.14)     (1.25)     (0.75)
Portfolio turnover (%)                                                   64          113        112         71        114

(1)  Based on the average of the shares outstanding.
(2) Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.
(3)  Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6) Does not take into consideration expense reductions during the period shown.
(7)  Class C shares began operations on 5-1-98.
(8)  Not annualized.
(9)  Annualized.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period ended December 31, 1998 would have been 15.93%, 15.03% and 0.82% for Class A, Class B and Class C, respectively.


                                                                 FUND DETAILS 53

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                             10-31-98        10-31-99   10-31-00   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $24.37          $22.27     $25.04     $20.73     $10.38
Net investment loss(1)                                       (0.11)          (0.17)     (0.23)     (0.13)     (0.10)
Net realized and unrealized gain (loss) on investments        2.17            5.65      (1.48)     (9.42)     (2.14)
Total from investment operations                              2.06            5.48      (1.71)     (9.55)     (2.24)
Less distributions
From net realized gain                                       (4.16)          (2.71)     (2.60)     (0.80)        --
Net asset value, end of period                              $22.27          $25.04     $20.73     $10.38      $8.14
Total return(2)(%)                                            9.80           27.58      (8.15)    (47.77)    (21.58)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $382            $484       $421       $209       $140
Ratio of expenses to average net assets (%)                   1.40            1.35       1.36       1.59       1.75
Ratio of net investment loss to average net assets (%)       (0.50)          (0.70)     (0.97)     (0.99)     (0.96)
Portfolio turnover (%)                                         153(3)          183        162        131        228

CLASS B SHARES  PERIOD ENDED:                             10-31-98        10-31-99   10-31-00   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $23.70          $21.38     $23.74     $19.40      $9.62
Net investment loss(1)                                       (0.25)          (0.31)     (0.37)     (0.21)     (0.15)
Net realized and unrealized gain (loss) on investments        2.09            5.38      (1.37)     (8.77)     (1.98)
Total from investment operations                              1.84            5.07      (1.74)     (8.98)     (2.13)
Less distributions
From net realized gain                                       (4.16)          (2.71)     (2.60)     (0.80)        --
Net asset value, end of period                              $21.38          $23.74     $19.40      $9.62      $7.49
Total return(2)(%)                                            9.04           26.70      (8.79)    (48.12)    (22.14)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $217            $312       $239        $88        $51
Ratio of expenses to average net assets (%)                   2.08            2.02       2.05       2.24       2.45
Ratio of net investment loss to average net assets (%)       (1.16)          (1.37)     (1.66)     (1.65)     (1.66)
Portfolio turnover (%)                                         153(3)          183        162        131       2.28

CLASS C SHARES  PERIOD ENDED:                             10-31-98(4)     10-31-99   10-31-00   10-31-01   10-31-02
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $21.43          $21.37     $23.73     $19.39      $9.61
Net investment loss(1)                                       (0.10)          (0.31)     (0.37)     (0.20)     (0.15)
Net realized and unrealized gain (loss) on investments        0.04            5.38      (1.37)     (8.78)     (1.97)
Total from investment operations                             (0.06)           5.07      (1.74)     (8.98)     (2.12)
Less distributions
From net realized gain                                          --           (2.71)     (2.60)     (0.80)        --
Net asset value, end of period                              $21.37          $23.73     $19.39      $9.61      $7.49
Total return(2)(%)                                           (0.28)(5)       26.72      (8.80)    (48.15)    (22.06)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $1              $1         $3         $4         $3
Ratio of expenses to average net assets (%)                   2.10(6)         2.05       2.06       2.29       2.45
Ratio of net investment loss to average net assets (%)       (1.14)(6)       (1.36)     (1.71)     (1.68)     (1.66)
Portfolio turnover (%)                                         153(3)          183        162        131        228

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Excludes merger activity.
(4)  Class C shares began operations on 6-1-98.
(5)  Not annualized.
(6)  Annualized.


54 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                            10-31-98       10-31-99   10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.40          $9.11     $12.85     $16.03      $7.66
Net investment loss(1)                                      (0.09)         (0.12)     (0.17)     (0.12)     (0.11)
Net realized and unrealized gain (loss) on investments      (0.89)          3.86       4.23      (7.48)     (1.08)
Total from investment operations                            (0.98)          3.74       4.06      (7.60)     (1.19)
Less distributions
From net realized gain                                      (1.31)            --      (0.88)     (0.77)        --
Net asset value, end of period                              $9.11         $12.85     $16.03      $7.66      $6.47
Total return(2)(%)                                          (9.40)         41.05      33.26     (49.87)    (15.54)
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $101           $112       $176        $85        $85
Ratio of expenses to average net assets (%)                  1.59           1.60       1.46       1.63       1.89
Ratio of net investment loss to average net assets (%)      (0.86)         (1.14)     (1.08)     (1.13)     (1.52)
Portfolio turnover (%)                                        168            153        146        211        267

CLASS B SHARES  PERIOD ENDED:                            10-31-98       10-31-99   10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.03          $8.72     $12.22     $15.08      $7.13
Net investment loss(1)                                      (0.15)         (0.18)     (0.27)     (0.18)     (0.16)
Net realized and unrealized gain (loss) on investments      (0.85)          3.68       4.01      (7.00)     (0.99)
Total from investment operations                            (1.00)          3.50       3.74      (7.18)     (1.15)
Less distributions
From net realized gain                                      (1.31)            --      (0.88)     (0.77)        --
Net asset value, end of period                              $8.72         $12.22     $15.08      $7.13      $5.98
Total return(2)(%)                                          (9.97)         40.14      32.30     (50.24)    (16.13)
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $134           $146       $241       $101        $46
Ratio of expenses to average net assets (%)                  2.27           2.23       2.16       2.33       2.56
Ratio of net investment loss to average net assets (%)      (1.54)         (1.77)     (1.78)     (1.83)     (2.20)
Portfolio turnover (%)                                        168            153        146        211        267

CLASS C SHARES  PERIOD ENDED:                            10-31-98(3)    10-31-99   10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.99          $8.72     $12.21     $15.07      $7.13
Net investment loss(1)                                      (0.06)         (0.19)     (0.27)     (0.18)     (0.16)
Net realized and unrealized gain (loss) on investments      (1.21)          3.68       4.01      (6.99)     (0.98)
Total from investment operations                            (1.27)          3.49       3.74      (7.17)     (1.14)
Less distributions
From net realized gain                                         --             --      (0.88)     (0.77)        --
Net asset value, end of period                              $8.72         $12.21     $15.07      $7.13      $5.99
Total return(2)(%)                                          12.71(4)       40.02      32.32     (50.21)    (15.99)
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        --(5)          --(5)      $5         $3         $2
Ratio of expenses to average net assets (%)                  2.29(6)        2.30       2.16       2.33       2.58
Ratio of net investment loss to average net assets (%)      (1.66)(6)      (1.82)     (1.80)     (1.83)     (2.21)
Portfolio turnover (%)                                        168            153        146        211        267

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Class C shares began operations on 6-1-98.
(4)  Not annualized.
(5)  Less than $500,000.
(6)  Annualized.


                                                                 FUND DETAILS 55

Multi Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                           10-31-01(1)   10-31-02
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00         $6.78
Net investment loss(2)                                     (0.05)        (0.06)
Net realized and unrealized loss on investments            (3.17)        (0.91)
Total from investment operations                           (3.22)        (0.97)
Less distributions
From net investment income                                    --         (0.10)
Net asset value, end of period                             $6.78         $5.71
Total return(3,4)(%)                                      (32.20)(5)    (14.24)
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $2            $2
Ratio of expenses to average net assets (%)                 1.40(6)       1.40
Ratio of adjusted expenses to average net assets(7)(%)      6.03(6)       4.05
Ratio of net investment loss to average net assets (%)     (0.80)(6)     (0.96)
Portfolio turnover (%)                                       106           103

CLASS B SHARES  PERIOD ENDED:                           10-31-01(1)   10-31-02
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00         $6.74
Net investment loss(2)                                     (0.10)        (0.11)
Net realized and unrealized loss on investments            (3.16)        (0.89)
Total from investment operations                           (3.26)        (1.00)
Less distributions
From net investment income                                    --         (0.06)
Net asset value, end of period                             $6.74         $5.68
Total return(3,4)(%)                                      (32.60)(5)    (14.80)
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $1            $1
Ratio of expenses to average net assets (%)                 2.10(6)       2.10
Ratio of adjusted expenses to average net assets(7)(%)      6.73(6)       4.75
Ratio of net investment loss to average net assets (%)     (1.57)(6)     (1.66)
Portfolio turnover (%)                                       106           103

CLASS C SHARES  PERIOD ENDED:                           10-31-01(1)   10-31-02
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00         $6.74
Net investment loss(2)                                     (0.10)        (0.11)
Net realized and unrealized loss on investments            (3.16)        (0.89)
Total from investment operations                           (3.26)        (1.00)
Less distributions
From net investment income                                    --         (0.06)
Net asset value, end of period                             $6.74         $5.68
Total return(3,4)(%)                                      (32.60)(5)    (14.79)
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $1            $1
Ratio of expenses to average net assets (%)                 2.10(6)       2.09
Ratio of adjusted expenses to average net assets(7)(%)      6.72(6)       4.74
Ratio of net investment loss to average net assets (%)     (1.56)(6)     (1.65)
Portfolio turnover (%)                                       106           103

(1)  Class A, Class B and Class C shares began operations on 12-1-00.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period ended October 31, 2001 and the year ended October 31, 2002, would have been (36.45%) and (16.89%) for Class A, (36.85%) and (17.45%) for Class B and (36.84%) and (17.44%) for Class
C, respectively.


56 FUND DETAILS

Small Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                  12-31-97    10-31-98(1)    10-31-99    10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.32      $12.27         $10.82      $17.27     $22.07    $16.59
Net investment income (loss)(2)                                    0.06        0.02          (0.09)      (0.18)     (0.18)    (0.16)
Net realized and unrealized gain (loss) on investments             2.52       (1.47)          6.67        6.35      (3.49)    (4.83)
Total from investment operations                                   2.58       (1.45)          6.58        6.17      (3.67)    (4.99)
Less distributions
From net investment income                                        (0.03)         --             --          --         --        --
From net realized gain                                            (0.60)         --          (0.13)      (1.37)     (1.81)    (0.17)
                                                                  (0.63)         --          (0.13)      (1.37)     (1.81)    (0.17)
Net asset value, end of period                                   $12.27      $10.82         $17.27      $22.07     $16.59    $11.43
Total return(3)(%)                                                25.25(4)   (11.82)(4,5)    61.39(4)    37.75     (18.02)   (30.44)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $21         $23            $52        $276       $353      $201
Ratio of expenses to average net assets (%)                        0.99        1.01(6)        1.39        1.36       1.35      1.58
Ratio of adjusted expenses to average net assets(7)(%)             1.59        1.62(6)        1.54          --         --        --
Ratio of net investment income (loss) to average net assets (%)    0.47        0.25(6)       (0.67)      (0.77)     (0.95)    (1.00)
Portfolio turnover (%)                                              140          69            140          36         66        44

CLASS B SHARES  PERIOD ENDED:                                  12-31-97    10-31-98(1)    10-31-99    10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.31      $12.21         $10.71      $16.98     $21.51    $16.02
Net investment loss(2)                                            (0.03)      (0.04)         (0.18)      (0.31)     (0.31)    (0.26)
Net realized and unrealized gain (loss) on investments             2.53       (1.46)          6.58        6.21      (3.37)    (4.63)
Total from investment operations                                   2.50       (1.50)          6.40        5.90      (3.68)    (4.89)
Less distributions
From net realized gain                                            (0.60)         --          (0.13)      (1.37)     (1.81)    (0.17)
Net asset value, end of period                                   $12.21      $10.71         $16.98      $21.51     $16.02    $10.96
Total return(3)(%)                                                24.41(4)   (12.29)(4,5)    60.33(4)    36.73     (18.58)   (30.90)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $35         $31            $75        $249       $288      $175
Ratio of expenses to average net assets (%)                        1.69        1.71(6)        2.06        2.06       2.05      2.28
Ratio of adjusted expenses to average net assets(7)(%)             2.29        2.32(6)        2.21          --         --        --
Ratio of net investment loss to average net assets (%)            (0.24)      (0.45)(6)      (1.34)      (1.38)     (1.65)    (1.70)
Portfolio turnover (%)                                              140          69            140          36         66        44


                                                                 FUND DETAILS 57

Small Cap Equity Fund continued

CLASS B SHARES  PERIOD ENDED:                           10-31-98(8)    10-31-99      10-31-00  10-31-01  10-31-02
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.39         $10.71        $16.97    $21.51    $16.02
Net investment loss(2)                                     (0.03)         (0.19)        (0.34)    (0.30)    (0.26)
Net realized and unrealized gain (loss) on investments     (2.65)          6.58          6.25     (3.38)    (4.63)
Total from investment operations                           (2.68)          6.39          5.91     (3.68)    (4.89)
Less distributions
From net realized gain                                        --          (0.13)        (1.37)    (1.81)    (0.17)
Net asset value, end of period                            $10.71         $16.97        $21.51    $16.02    $10.96
Total return(3)(%)                                        (20.01)(4,5)    60.24(4)      36.82    (18.58)   (30.90)
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       --(9)          $4           $49       $96       $63
Ratio of expenses to average net assets (%)                 1.71(6)        2.09          2.07      2.05      2.28
Ratio of adjusted expenses to average net assets(7)(%)      2.32(6)        2.25            --        --        --
Ratio of net investment loss to average net assets (%)     (0.54)(6)      (1.43)        (1.50)    (1.62)    (1.70)
Portfolio turnover (%)                                        69            140            36        66        44

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Class C shares began operations on 5-1-98.
(9)  Less than $500,000.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year or period ended December 31, 1997, and October 31, 1998 and 1999 would have been 24.65%, (12.33%) and
61.24% for Class A; 23.81%, (12.80%) and 60.18% for Class B; and for Class C for the period or year ended October 31, 1998 and 1999 would have been 20.32% and 60.08%, respectively.


58 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                             10-31-98(1)   10-31-99   10-31-00        10-31-01   10-31-02
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $12.35         $8.41     $12.65          $13.70      $8.54
Net investment loss(2)                                       (0.08)        (0.12)     (0.14)          (0.09)     (0.09)
Net realized and unrealized gain (loss) on investments       (1.34)         4.59       2.70           (4.51)     (1.67)
Total from investment operations                             (1.42)         4.47       2.56           (4.60)     (1.76)
Less distributions
From net realized gain                                       (2.52)        (0.23)     (1.51)          (0.56)        --
Net asset value, end of period                               $8.41        $12.65     $13.70           $8.54      $6.78
Total return(3)(%)                                          (14.14)        54.41      21.69          (35.04)    (20.61)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $180          $267     $1,000            $684       $553
Ratio of expenses to average net assets (%)                   1.37          1.34       1.28            1.41       1.50
Ratio of net investment loss to average net assets (%)       (1.02)        (1.17)     (0.88)          (0.85)     (1.10)
Portfolio turnover (%)                                         103           104        104(4)           82         64

CLASS B SHARES  PERIOD ENDED:                             10-31-98(1)   10-31-99   10-31-00        10-31-01   10-31-02
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $11.72         $7.81     $11.64          $12.38      $7.62
Net investment loss(2)                                       (0.15)        (0.18)     (0.23)          (0.15)     (0.14)
Net realized and unrealized gain (loss) on investments       (1.24)         4.24       2.48           (4.05)     (1.48)
Total from investment operations                             (1.39)         4.06       2.25           (4.20)     (1.62)
Less distributions
From net realized gain                                       (2.52)        (0.23)     (1.51)          (0.56)        --
Net asset value, end of period                               $7.81        $11.64     $12.38           $7.62      $6.00
Total return(3)(%)                                          (14.80)        53.31      20.79          (35.57)    (21.26)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $362          $478       $949            $457       $261
Ratio of expenses to average net assets (%)                   2.08          2.03       2.03            2.16       2.25
Ratio of net investment loss to average net assets (%)       (1.73)        (1.87)     (1.62)          (1.59)     (1.85)
Portfolio turnover (%)                                         103           104        104(4)           82         64

CLASS C SHARES  PERIOD ENDED:                             10-31-98(5)   10-31-99   10-31-00        10-31-01   10-31-02
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $8.96         $7.81     $11.62          $12.36      $7.61
Net investment loss(2)                                       (0.03)        (0.19)     (0.22)          (0.15)     (0.14)
Net realized and unrealized gain (loss) on investments       (1.12)         4.23       2.47           (4.04)     (1.47)
Total from investment operations                             (1.15)         4.04       2.25           (4.19)     (1.61)
Less distributions
From net realized gain                                          --         (0.23)     (1.51)          (0.56)        --
Net asset value, end of period                               $7.81        $11.62     $12.36           $7.61      $6.00
Total return(3)(%)                                          (12.83)(6)     53.05      20.83          (35.54)    (21.16)
-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         --(7)         $4        $33             $24        $23
Ratio of expenses to average net assets (%)                   2.12(8)       2.09       2.02            2.16       2.25
Ratio of net investment loss to average net assets (%)       (1.86)(8)     (1.94)     (1.62)          (1.59)     (1.85)
Portfolio turnover (%)                                         103           104        104(4)           82         64

(1) All per share amounts and net asset values have been restated to reflect the 4-for-1 stock split effective 5-1-98.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Excludes merger activity.
(5)  Class C shares began operations on 6-1-98.
(6)  Not annualized.
(7)  Less than $500,000.
(8)  Annualized.


                                                                 FUND DETAILS 59

Sovereign Investors Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                               12-31-98     12-31-99     12-31-00     12-31-01(1)  12-31-02
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $22.41       $24.23       $24.51       $23.35       $19.88
Net investment income(2)                                        0.31         0.30         0.33         0.32         0.24
Net realized and unrealized gain (loss) on investments          3.11         1.11         0.61        (1.77)       (3.94)
Total from investment operations                                3.42         1.41         0.94        (1.45)       (3.70)
Less distributions
From net investment income                                     (0.31)       (0.35)       (0.33)       (0.37)       (0.25)
From net realized gain                                         (1.29)       (0.78)       (1.77)       (1.65)       (0.12)
                                                               (1.60)       (1.13)       (2.10)       (2.02)       (0.37)
Net asset value, end of period                                $24.23       $24.51       $23.35       $19.88       $15.81
Total return(3)(%)                                             15.62         5.91         4.10        (6.06)      (18.68)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $1,884       $1,788       $1,446       $1,217         $908
Ratio of expenses to average net assets (%)                     1.03         1.05         1.08         1.10         1.17
Ratio of net investment income to average net assets (%)        1.33         1.21         1.44         1.50         1.36
Portfolio turnover (%)                                            51           64           46           76           85

CLASS B SHARES  PERIOD ENDED:                               12-31-98     12-31-99     12-31-00     12-31-01(1)  12-31-02
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $22.38       $24.20       $24.48       $23.31       $19.86
Net investment income(2)                                        0.14         0.13         0.17         0.17         0.12
Net realized and unrealized gain (loss) on investments          3.11         1.11         0.60        (1.76)       (3.94)
Total from investment operations                                3.25         1.24         0.77        (1.59)       (3.82)
Less distributions
From net investment income                                     (0.14)       (0.18)       (0.17)       (0.21)       (0.13)
From net realized gain                                         (1.29)       (0.78)       (1.77)       (1.65)       (0.12)
                                                               (1.43)       (0.96)       (1.94)       (1.86)       (0.25)
Net asset value, end of period                                $24.20       $24.48       $23.31       $19.86       $15.79
Total return(3)(%)                                             14.79         5.20         3.32        (6.66)      (19.29)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $790         $820         $663         $551         $328
Ratio of expenses to average net assets (%)                     1.79         1.73         1.78         1.80         1.87
Ratio of net investment income to average net assets (%)        0.58         0.54         0.75         0.80         0.65
Portfolio turnover (%)                                            51           64           46           76           85


60 FUND DETAILS

Sovereign Investors Fund continued

CLASS C SHARES  PERIOD ENDED:                             12-31-98(4)  12-31-99  12-31-00  12-31-01(1)  12-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $24.43       $24.22    $24.50    $23.33      $19.88
Net investment income(2)                                      0.13         0.13      0.18      0.17        0.12
Net realized and unrealized gain (loss) on investments        1.07         1.10      0.59     (1.76)      (3.94)
Total from investment operations                              1.20         1.23      0.77     (1.59)      (3.82)
Less distributions
From net investment income                                   (0.12)       (0.17)    (0.17)    (0.21)      (0.13)
From net realized gain                                       (1.29)       (0.78)    (1.77)    (1.65)      (0.12)
                                                             (1.41)       (0.95)    (1.94)    (1.86)      (0.25)
Net asset value, end of period                              $24.22       $24.50    $23.33    $19.88      $15.81
Total return(3)(%)                                            5.18(5)      5.17      3.32     (6.66)     (19.27)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $5          $11       $12       $17         $24
Ratio of expenses to average net assets (%)                   1.67(6)      1.75      1.79      1.80        1.87
Ratio of net investment income to average net assets (%)      0.84(6)      0.51      0.76      0.82        0.67
Portfolio turnover (%)                                          51           64        46        76          85

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Class C shares began operations on 5-1-98.
(5)  Not annualized.
(6)  Annualized.


                                                                 FUND DETAILS 61

U.S. Global Leaders Growth Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                      6-30-98   6-30-99   6-30-00   6-30-01   6-30-02(1)  12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $16.29    $22.35    $25.65    $26.37    $24.98      $24.03
Net investment income (loss)(3)                                      (0.07)    (0.13)    (0.07)    (0.14)    (0.09)       0.01
Net realized and unrealized gain (loss) on investments                6.13      3.43      0.79     (1.25)    (0.86)      (2.47)
Total from investment operations                                      6.06      3.30      0.72     (1.39)    (0.95)      (2.46)
Net asset value, end of period                                      $22.35    $25.65    $26.37    $24.98    $24.03      $21.57
Total return(4)(%)                                                   37.20(5)  14.77      2.81     (5.27)    (3.80)(5)  (10.24)(5,6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $89      $129       $87       $81      $150        $237
Ratio of expenses to average net assets (%)                           1.42      1.31      1.31      1.38      1.37        1.27(7)
Ratio of adjusted expenses to average net assets(8)(%)                1.43        --        --        --      1.40        1.36(7)
Ratio of net investment income (loss) to average net assets (%)      (0.66)    (0.66)    (0.23)    (0.54)    (0.36)       0.07(7)
Portfolio turnover (%)                                                   4        14        25         3         3           1

CLASS B SHARES  PERIOD ENDED:                                                                              6-30-02(9)  12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                        $25.81       $24.01
Net investment loss(3)                                                                                       (0.02)       (0.07)
Net realized and unrealized loss on investments                                                              (1.78)       (2.47)
Total from investment operations                                                                             (1.80)       (2.54)
Net asset value, end of period                                                                              $24.01       $21.47
Total return(4,5)(%)                                                                                         (6.97)(6)   (10.58)(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                        $12          $73
Ratio of expenses to average net assets (%)                                                                   2.13(7)      2.02(7)
Ratio of adjusted expenses to average net assets(8)(%)                                                        2.39(7)      2.11(7)
Ratio of net investment loss to average net assets (%)                                                       (0.93)(7)    (0.67)(7)
Portfolio turnover (%)                                                                                           3            1

CLASS C SHARES  PERIOD ENDED:                                                                              6-30-02(9)  12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                        $25.81       $24.01
Net investment loss(3)                                                                                       (0.02)       (0.07)
Net realized and unrealized loss on investments                                                              (1.78)       (2.47)
Total from investment operations                                                                             (1.80)       (2.54)
Net asset value, end of period                                                                              $24.01       $21.47
Total return(4,5)(%)                                                                                         (6.97)(6)   (10.58)(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                         $6          $49
Ratio of expenses to average net assets (%)                                                                   2.12(7)      2.00(7)
Ratio of adjusted expenses to average net assets(8)(%)                                                        2.38(7)      2.11(7)
Ratio of net investment loss to average net assets (%)                                                       (0.96)(7)    (0.67)(7)
Portfolio turnover (%)                                                                                           3            1

(1) Effective May 17, 2002, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.
(2)  Effective 8-24-02, the fiscal period end changed from June 30 to December
     31.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)  Class B and Class C shares began operations on 5-20-02.

================================================================================


The following returns are not audited and are not part of the audited financial highlights presented above:,

Without the expense reductions, returns for the year ended June 30, 1998, June 30, 2002 and the period ended December 31, 2002 would have been 37.19%, (3.83%) and (10.29%) for Class A, respectively, and returns for the period ended June 30, 2002 and December 31, 2002, would have been (7.00%) and (10.63%) for Class B, and (7.00%) and (10.64%) for Class C, respectively.



62 FUND DETAILS

For more information

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equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
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Boston, MA 02217-1000

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On the Internet: www.jhfunds.com

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(duplicating fee required)

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On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC                                    EQTPN 10/03

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